United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                            Investment Companies




                                  811-6061

                    (Investment Company Act File Number)


                            Federated Index Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                       (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 10/31/06


                 Date of Reporting Period: Quarter ended 1/31/06







Item 1.     Schedule of Investments




FEDERATED MAX-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

   Shares or
   Principal
    Amount                                                                        Value

                       COMMON STOCKS --98.4%(1)
                       Consumer Discretionary--10.6%
    24,900      (2)    Amazon.com, Inc.                                 $       1,116,018
    16,100      (2)    Apollo Group, Inc., Class A                               896,287
    19,800      (2)    AutoNation, Inc.                                          441,342
     6,030      (2)    AutoZone, Inc.                                            589,433
    30,214      (2)    Bed Bath & Beyond, Inc.                                  1,130,306
    46,260             Best Buy Co., Inc.                                       2,343,532
     9,721      (2)    Big Lots, Inc.                                            129,970
     9,131             Black & Decker Corp.                                      788,005
    29,586             Block (H&R), Inc.                                         723,674
     7,799             Brunswick Corp.                                           293,164
     4,200             Burlington Coat Factory Warehouse                         187,656
    92,171             CBS Corp. (New)                                          2,408,428
    47,707             Carnival Corp.                                           2,469,314
    15,286             Centex Corp.                                             1,091,268
    31,969             Circuit City Stores, Inc.                                 805,938
    50,857             Clear Channel Communications, Inc.                       1,488,584
    38,100      (2)    Coach, Inc.                                              1,369,695
    242,819     (2)    Comcast Corp., Class A                                   6,755,225
     6,302             Cooper Tire & Rubber Co.                                  94,467
    30,200             D. R. Horton, Inc.                                       1,127,064
    12,628             Dana Corp.                                                61,498
    14,482             Darden Restaurants, Inc.                                  588,838
     7,700      (2)    Dave & Buster's, Inc.                                     138,061
    19,316             Dillards, Inc., Class A                                   500,284
    35,028             Dollar General Corp.                                      591,973
     6,707             Dow Jones & Co.                                           254,933
    11,500             E.W. Scripps Co., Class A                                 555,910
    27,805             Eastman Kodak Co.                                         697,906
    12,554             Fairmont Hotels & Resorts                                 554,761
    14,460             Family Dollar Stores, Inc.                                346,317
    29,221             Federated Department Stores, Inc.                        1,946,995
    230,509            Ford Motor Co.                                           1,977,767
    15,749             Fortune Brands, Inc.                                     1,180,545
    29,680             Gannett Co., Inc.                                        1,834,224
    62,860             Gap (The), Inc.                                          1,137,137
    52,125             General Motors Corp.                                     1,254,128
    19,767             Genuine Parts Co.                                         840,691
    35,208      (2)    Goodyear Tire & Rubber Co.                                550,653
    23,920             Harley Davidson, Inc.                                    1,280,438
     7,400             Harman International Industries, Inc.                     814,000
    18,544             Harrah's Entertainment, Inc.                             1,364,838
    15,014             Hasbro, Inc.                                              318,297
    35,262             Hilton Hotels Corp.                                       879,082
    238,989            Home Depot, Inc.                                         9,691,004
    35,636             International Game Technology                            1,275,056
    34,219      (2)    Interpublic Group Cos., Inc.                              345,612
    20,506             Johnson Controls, Inc.                                   1,419,835
    13,535             Jones Apparel Group, Inc.                                 423,375
     8,292             KB HOME                                                   631,850
     7,397             Knight-Ridder, Inc.                                       460,463
    34,808      (2)    Kohl's Corp.                                             1,545,127
    17,551             Leggett and Platt, Inc.                                   432,106
    15,822             Lennar Corp., Class A                                     989,824
    55,071             Limited, Inc.                                            1,302,980
     8,600      (2)    Linens 'N Things, Inc.                                    237,446
    11,278             Liz Claiborne, Inc.                                       391,572
    84,007             Lowe's Cos., Inc.                                        5,338,645
    20,223             Marriott International, Inc., Class A                    1,347,661
    37,161             Mattel, Inc.                                              613,157
     7,478             Maytag Corp.                                              128,771
    136,400            McDonald's Corp.                                         4,775,364
    33,114             McGraw-Hill Cos., Inc.                                   1,690,139
     4,259             Meredith Corp.                                            233,223
    12,605             New York Times Co., Class A                               356,722
    45,710             Newell Rubbermaid, Inc.                                  1,080,584
    270,564            News Corp., Inc.                                         4,264,089
    21,135             Nike, Inc., Class B                                      1,710,878
    26,060             Nordstrom, Inc.                                          1,087,223
    33,753      (2)    Office Depot, Inc.                                       1,118,912
     7,406             Officemax, Inc.                                           211,589
    20,726             Omnicom Group, Inc.                                      1,695,180
    25,490             Penney (J.C.) Co., Inc.                                  1,422,342
    25,184             Pulte Corp.                                              1,004,842
    14,185             Radioshack Corp.                                          314,907
    17,398             Reebok International Ltd.                                1,026,308
     9,437      (2)    Sears Holdings Corp.                                     1,146,029
    12,523             Sherwin-Williams Co.                                      662,467
     5,403             Snap-On Tools Corp.                                       216,822
     3,100      (2)    Sports Authority, Inc.                                    113,832
     8,913             Stanley Works                                             437,094
    73,590             Staples, Inc.                                            1,744,819
    98,468      (2)    Starbucks Corp.                                          3,121,436
    24,833             Starwood Hotels & Resorts Worldwide, Inc.                1,510,095
    68,842             TJX Cos., Inc.                                           1,757,536
    94,613             Target Corp.                                             5,180,062
    13,396             Tiffany & Co.                                             505,029
    525,077            Time Warner, Inc.                                        9,204,600
     7,281      (2)    Tommy Hilfiger Corp.                                      120,137
    26,347             Tribune Co.                                               764,326
    23,768      (2)    Univision Communications, Inc., Class A                   756,773
    19,330             V.F. Corp.                                               1,072,428
    90,121      (2)    Viacom, Inc., Class B                                    3,738,219
    211,417            Walt Disney Co.                                          5,350,964
       1               Washington Post Co., Class B                                763
    11,719             Wendy's International, Inc.                               690,835
     6,242             Whirlpool Corp.                                           503,605
    29,940             Yum! Brands, Inc.                                        1,481,132
    134,165     (2)    eBay, Inc.                                               5,782,512
                           TOTAL                                               140,346,947
                       Consumer Staples--9.0%
     7,416             Alberto-Culver Co., Class B                               328,529
    51,775             Albertsons, Inc.                                         1,302,141
    232,462            Altria Group, Inc.                                      16,816,301
    68,024             Anheuser-Busch Cos., Inc.                                2,818,914
    80,574             Archer-Daniels-Midland Co.                               2,538,081
    40,136             Avon Products, Inc.                                      1,136,652
    10,260             Brown-Forman Corp., Class B                               727,639
    68,988             CVS Corp.                                                1,915,107
    23,990             Campbell Soup Co.                                         718,021
    12,073             Clorox Co.                                                722,569
    230,282            Coca-Cola Co.                                            9,529,069
    42,537             Coca-Cola Enterprises, Inc.                               839,680
    55,840             Colgate-Palmolive Co.                                    3,065,058
    45,604             ConAgra, Inc.                                             945,371
    25,000      (2)    Constellation Brands, Inc., Class A                       667,250
    48,904             Costco Wholesale Corp.                                   2,439,821
    13,500             Estee Lauder Cos., Inc., Class A                          492,345
    43,355             General Mills, Inc.                                      2,107,487
    36,002             Heinz (H.J.) Co.                                         1,221,908
    18,522             Hershey Foods Corp.                                       948,326
    30,707             Kellogg Co.                                              1,317,330
    52,386             Kimberly-Clark Corp.                                     2,992,288
    98,621      (2)    Kroger Co.                                               1,814,626
    14,943             Loews Corp.                                              1,474,725
    11,100             McCormick & Co., Inc.                                     335,331
     7,152             Molson Coors Brewing Co., Class B                         447,000
    168,945            PepsiCo, Inc.                                            9,660,275
    374,012            Procter & Gamble Co.                                    22,152,731
     9,600             Reynolds American, Inc.                                   970,848
    12,443             SUPERVALU, Inc.                                           397,305
    61,923             Safeway Inc.                                             1,451,475
    67,387             Sara Lee Corp.                                           1,231,834
    66,672             Sysco Corp.                                              2,045,497
    22,424             The Pepsi Bottling Group, Inc.                            650,296
    32,400             Tyson Foods, Inc., Class A                                464,292
    14,577             UST, Inc.                                                 567,628
    281,230            Wal-Mart Stores, Inc.                                   12,967,515
    108,296            Walgreen Co.                                             4,687,051
    12,400             Whole Foods Market, Inc.                                  915,988
    21,546             Wrigley (Wm.), Jr. Co.                                   1,378,082
                           TOTAL                                               119,202,386
                       Energy--10.0%
    11,187             Amerada-Hess Corp.                                       1,731,748
    26,310             Anadarko Petroleum Corp.                                 2,836,744
    33,472             Apache Corp.                                             2,528,140
    32,400             BJ Services Co.                                          1,311,876
    41,181             Baker Hughes, Inc.                                       3,189,057
    44,270             Burlington Resources, Inc.                               4,040,080
    251,461            Chevron Corp.                                           14,931,754
    152,608            ConocoPhillips                                           9,873,738
    50,836             Devon Energy Corp.                                       3,467,524
    26,006             EOG Resources, Inc.                                      2,198,547
    54,339             El Paso Corp.                                             731,403
    697,871            Exxon Mobil Corp.                                       43,791,405
    47,548             Halliburton Co.                                          3,782,443
    13,842             Kerr-McGee Corp.                                         1,528,018
    11,613             Kinder Morgan, Inc.                                      1,117,751
    40,796             Marathon Oil Corp.                                       3,135,989
    17,300             Murphy Oil Corp.                                          986,100
    14,790      (2)    Nabors Industries Ltd.                                   1,201,688
    23,114      (2)    National-Oilwell, Inc.                                   1,758,282
    12,478             Noble Corp.                                              1,003,730
    46,265             Occidental Petroleum Corp.                               4,520,553
     7,952      (2)    Rowan Cos., Inc.                                          356,488
    63,456             Schlumberger Ltd.                                        8,087,467
    19,520             Sunoco, Inc.                                             1,858,304
    36,590      (2)    Transocean Sedco Forex, Inc.                             2,969,279
    70,904             Valero Energy Corp.                                      4,426,537
    36,000      (2)    Weatherford International Ltd.                           1,612,080
    60,561             Williams Cos., Inc.                                      1,443,774
    31,832             XTO Energy, Inc.                                         1,562,315
                           TOTAL                                               131,982,814
                       Financials--20.6%
    33,174             AON Corp.                                                1,135,214
    41,000             Ace Ltd.                                                 2,244,750
    53,282             Aflac, Inc.                                              2,501,590
    72,425             Allstate Corp.                                           3,769,721
     9,673             Ambac Financial Group, Inc.                               742,983
    139,295            American Express Co.                                     7,306,023
    293,532            American International Group, Inc.                      19,214,605
    25,139             Ameriprise Financial, Inc.                               1,022,906
    10,100             Amli Residential Properties Trust                         382,588
    43,752             Amsouth Bancorporation                                   1,207,993
    11,200             Apartment Investment & Management Co., Class A            476,224
    23,700             Archstone-Smith Trust                                    1,110,582
    25,700             Arden Realty Group, Inc.                                 1,160,869
    61,885             BB&T Corp.                                               2,415,990
    511,756            Bank of America Corp.                                   22,634,968
    65,339             Bank of New York Co., Inc.                               2,078,434
    13,134             Bear Stearns & Co., Inc.                                 1,660,926
    23,000             CIT Group, Inc.                                          1,226,820
    32,013             Capital One Financial Corp.                              2,666,683
    17,600             CenterPoint Properties Corp.                              873,664
    19,695             Chubb Corp.                                              1,858,223
    19,273             Cincinnati Financial Corp.                                877,692
    565,519            Citigroup, Inc.                                         26,341,875
    19,400      (2)    Collegiate Funding Services                               386,448
    20,523             Comerica, Inc.                                           1,138,411
    16,372             Compass Bancshares, Inc.                                  797,644
    73,342             Countrywide Financial Corp.                              2,452,556
    50,200      (2)    E*Trade Group, Inc.                                      1,194,258
    43,267             Equity Office Properties Trust                           1,376,756
    27,500             Equity Residential Properties Trust                      1,166,275
    73,169             Federal Home Loan Mortgage Corp.                         4,965,248
    114,016            Federal National Mortgage Association                    6,606,087
     8,900             Federated Investors, Inc.                                 343,629
     2,410             Fidelity National Title Group, Inc., Class A              58,756
    51,307             Fifth Third Bancorp                                      1,927,604
    10,400             First Horizon National Corp.                              393,848
    22,180             Franklin Resources, Inc.                                 2,184,730
    52,100             Genworth Financial, Inc., Class A                        1,706,796
    28,418             Golden West Financial Corp.                              2,006,879
    43,200             Goldman Sachs Group, Inc.                                6,102,000
    30,470             Hartford Financial Services Group, Inc.                  2,505,548
    25,691             Huntington Bancshares, Inc.                               596,031
     6,100             Independence Community Bank                               243,939
    402,568            J.P. Morgan Chase & Co.                                 16,002,078
    21,692             Janus Capital Group, Inc.                                 453,146
    23,733             Jefferson-Pilot Corp.                                    1,384,346
    42,579             KeyCorp                                                  1,506,871
    28,103             Lehman Brothers Holdings, Inc.                           3,947,066
    15,408             Lincoln National Corp.                                    840,198
    10,900             M & T Bank Corp.                                         1,180,470
    14,231             MBIA Insurance Corp.                                      876,060
     8,464             MGIC Investment Corp.                                     558,709
       2               Manulife Financial Corp.                                    122
    54,310             Marsh & McLennan Cos., Inc.                              1,650,481
    26,100             Marshall & Ilsley Corp.                                  1,094,634
    46,317             Mellon Financial Corp.                                   1,633,601
    102,425            Merrill Lynch & Co., Inc.                                7,689,045
    90,341             MetLife, Inc.                                            4,531,505
    28,034             Moody's Corp.                                            1,775,113
    117,056            Morgan Stanley                                           7,193,091
    78,066             National City Corp.                                      2,668,296
    44,584             North Fork Bancorp, Inc.                                 1,146,700
    22,869             Northern Trust Corp.                                     1,193,990
    32,227             PNC Financial Services Group                             2,090,243
    16,700             Plum Creek Timber Co., Inc.                               616,898
    32,400             Principal Financial Group                                1,527,984
    19,830             Progressive Corp., OH                                    2,082,943
    29,400             Prologis                                                 1,505,868
    54,800             Prudential Financial, Inc.                               4,128,632
    16,800             Public Storage, Inc.                                     1,219,176
    53,729             Regions Financial Corp.                                  1,782,728
      70               S&P Depositary Receipts Trust, ADR                         8,925
    12,122             SAFECO Corp.                                              633,375
    38,540             SLM Corp.                                                2,156,698
    114,386            Schwab (Charles) Corp.                                   1,691,769
    26,200             Simon Property Group, Inc.                               2,170,408
    30,400             Sovereign Bancorp, Inc.                                   662,720
    36,362             State Street Corp.                                       2,198,447
    41,191             SunTrust Banks, Inc.                                     2,943,097
    35,455             Synovus Financial Corp.                                   981,040
    12,654             T. Rowe Price Group, Inc.                                 967,145
    88,849             The St. Paul Travelers Cos., Inc.                        4,031,968
    12,737             Torchmark Corp.                                           714,546
    205,663            U.S. Bancorp                                             6,151,380
    16,300             UICI                                                      595,439
    25,853             UNUMProvident Corp.                                       525,591
     1,240             Unizan Financial Corp.                                    33,220
    14,300             Vornado Realty Trust                                     1,263,262
    157,073            Wachovia Corp.                                           8,612,313
    109,313            Washington Mutual Bank                                   4,626,126
    188,149            Wells Fargo & Co.                                       11,732,972
    12,658             Westcorp, Inc.                                            875,807
    24,136             XL Capital Ltd., Class A                                 1,633,042
     9,372             Zions Bancorp                                             741,044
                           TOTAL                                               271,295,094
                       Health Care--12.9%
    174,241            Abbott Laboratories                                      7,518,499
    10,600      (2)    Abgenix, Inc.                                             233,942
    30,552             Aetna, Inc.                                              2,957,434
    11,914             Allergan, Inc.                                           1,386,790
    33,284             AmerisourceBergen Corp.                                  1,452,514
    135,357     (2)    Amgen, Inc.                                              9,866,172
     8,500      (2)    Animas Corp.                                              207,570
    19,648             Applera Corp.                                             556,824
     8,804             Bard (C.R.), Inc.                                         558,350
     5,232             Bausch & Lomb, Inc.                                       353,422
    69,424             Baxter International, Inc.                               2,558,274
    26,628             Becton, Dickinson & Co.                                  1,725,494
    25,000      (2)    Beverly Enterprises, Inc.                                 305,250
    37,434      (2)    Biogen Idec, Inc.                                        1,675,172
    22,404             Biomet, Inc.                                              847,095
    64,376      (2)    Boston Scientific Corp.                                  1,407,903
    171,525            Bristol-Myers Squibb Co.                                 3,909,055
    17,970             CIGNA Corp.                                              2,185,152
    52,408             Cardinal Health, Inc.                                    3,775,472
    38,151      (2)    Caremark Rx, Inc.                                        1,880,844
    32,694      (2)    Chiron Corp.                                             1,490,846
    18,800      (2)    Coventry Health Care, Inc.                               1,119,916
    109,566            Eli Lilly & Co.                                          6,203,627
    15,400      (2)    Express Scripts, Inc., Class A                           1,405,866
    20,000      (2)    Fisher Scientific International, Inc.                    1,337,400
    39,376      (2)    Forest Laboratories, Inc., Class A                       1,822,321
    24,500      (2)    Genzyme Corp.                                            1,738,030
    49,114      (2)    Gilead Sciences, Inc.                                    2,989,569
    40,788             Guidant Corp.                                            3,001,997
    43,048             HCA, Inc.                                                2,112,796
    29,600             Health Management Association, Class A                    622,192
    13,244      (2)    Hospira, Inc.                                             592,669
    17,331      (2)    Humana, Inc.                                              966,550
    20,873             IMS Health, Inc.                                          513,476
     4,500      (2)    INAMED Corp.                                              414,495
    329,262            Johnson & Johnson                                       18,945,735
    40,484      (2)    King Pharmaceuticals, Inc.                                759,075
    15,000      (2)    Laboratory Corp. of America Holdings                      879,750
     4,900      (2)    Lifeline Systems, Inc.                                    230,300
     9,843             Manor Care, Inc.                                          384,861
    39,866             McKesson HBOC, Inc.                                      2,112,898
    25,589      (2)    Medco Health Solutions, Inc.                             1,384,365
    22,837      (2)    Medimmune, Inc.                                           779,198
    135,883            Medtronic, Inc.                                          7,673,313
    256,620            Merck & Co., Inc.                                        8,853,390
     5,177      (2)    Millipore Corp.                                           356,074
    23,350             Mylan Laboratories, Inc.                                  459,995
    15,000      (2)    Patterson Cos., Inc.                                      517,950
    10,307             PerkinElmer, Inc.                                         234,381
    818,520            Pfizer, Inc.                                            21,019,594
    20,192             Quest Diagnostic, Inc.                                    998,091
    22,604      (2)    Renal Care Group, Inc.                                   1,072,334
    155,332            Schering Plough Corp.                                    2,974,608
    30,708      (2)    St. Jude Medical, Inc.                                   1,508,684
    34,002             Stryker Corp.                                            1,696,700
    40,705      (2)    Tenet Healthcare Corp.                                    295,925
    29,153      (2)    Thermo Electron Corp.                                     980,707
    151,825            UnitedHealth Group, Inc.                                 9,021,442
    11,000      (2)    Waters Corp.                                              461,450
    13,483      (2)    Watson Pharmaceuticals, Inc.                              446,152
    71,691      (2)    Wellpoint, Inc.                                          5,505,869
    156,554            Wyeth                                                    7,240,623
    20,894      (2)    Zimmer Holdings, Inc.                                    1,440,641
                           TOTAL                                               169,927,083
                       Industrials--10.8%
    74,052             3M Co.                                                   5,387,283
    22,843      (2)    Allied Waste Industries, Inc.                             207,643
    17,559             American Power Conversion Corp.                           416,148
    30,400             American Standard Cos.                                   1,094,400
    11,142             Avery Dennison Corp.                                      665,623
    89,105             Boeing Co.                                               6,086,763
    39,038             Burlington Northern Santa Fe Corp.                       3,127,725
    31,532             CSX Corp.                                                1,687,908
    72,276             Caterpillar, Inc.                                        4,907,540
    106,763            Cendant Corp.                                            1,787,213
    15,737             Cintas Corp.                                              670,396
     9,757             Cooper Industries Ltd., Class A                           796,659
     3,817             Cummins, Inc.                                             371,394
    26,040             Danaher Corp.                                            1,474,906
    33,386             Deere & Co.                                              2,395,779
    16,223             Donnelley (R.R.) & Sons Co.                               528,870
    21,902             Dover Corp.                                              1,005,959
    22,154             Eaton Corp.                                              1,466,595
    46,252             Emerson Electric Co.                                     3,582,217
    25,216             Equifax, Inc.                                             966,277
    32,468             FedEx Corp.                                              3,284,138
     7,356             Fluor Corp.                                               646,960
    22,458             General Dynamics Corp.                                   2,613,213
   1,174,236           General Electric Co.                                    38,456,229
    12,290             Goodrich (B.F.) Co.                                       483,857
     9,747             Grainger (W.W.), Inc.                                     691,355
    88,618             Honeywell International, Inc.                            3,404,704
     8,400             Hughes Supply, Inc.                                       387,240
     7,996             ITT Industries, Inc.                                      819,590
    25,509             Illinois Tool Works, Inc.                                2,150,154
    29,484             Ingersoll-Rand Co., Class A                              1,157,837
    11,275             L-3 Communications Holdings, Inc.                         913,501
    43,488             Lockheed Martin Corp.                                    2,941,963
    39,836             Masco Corp.                                              1,181,137
     9,468      (2)    Monster Worldwide, Inc.                                   403,905
    15,563      (2)    Navistar International Corp.                              423,314
    43,653             Norfolk Southern Corp.                                   2,175,666
    40,100             Northrop Grumman Corp.                                   2,491,413
    20,796             PACCAR, Inc.                                             1,447,402
    10,089             Pall Corp.                                                290,563
    18,297             Parker-Hannifin Corp.                                    1,386,364
    23,703             Pitney Bowes, Inc.                                       1,013,066
    58,955             Raytheon Co.                                             2,415,386
    27,694             Robert Half International, Inc.                          1,011,662
    18,143             Rockwell Automation, Inc.                                1,198,708
    26,443             Rockwell Collins                                         1,240,706
     5,286             Ryder Systems, Inc.                                       236,284
    105,046            Southwest Airlines Co.                                   1,729,057
    14,330             Textron Inc.                                             1,210,312
    212,992            Tyco International Ltd.                                  5,548,442
    33,395             Union Pacific Corp.                                      2,954,122
    124,040            United Parcel Service, Inc.                              9,291,836
    113,922            United Technologies Corp.                                6,649,627
    50,224             Waste Management, Inc.                                   1,586,074
                           TOTAL                                               142,463,085
                       Information Technology--15.2%
    21,503      (2)    ADC Telecommunications, Inc.                              545,316
    63,509      (2)    Adobe Systems, Inc.                                      2,522,577
    51,434      (2)    Advanced Micro Devices, Inc.                             2,153,027
    20,500      (2)    Affiliated Computer Services, Inc., Class A              1,283,300
    39,172      (2)    Agilent Technologies, Inc.                               1,328,322
    39,639      (2)    Altera Corp.                                              765,429
    36,324             Analog Devices, Inc.                                     1,444,605
    16,903      (2)    Andrew Corp.                                              219,232
     9,500      (2)    Anteon International Corp.                                523,925
    94,698      (2)    Apple Computer, Inc.                                     7,150,646
    148,710            Applied Materials, Inc.                                  2,832,925
    60,033      (2)    Applied Micro Circuits Corp.                              197,509
    22,420      (2)    Autodesk, Inc.                                            910,028
    71,905             Automatic Data Processing, Inc.                          3,159,506
    43,839      (2)    Avaya, Inc.                                               462,501
    25,224      (2)    BMC Software, Inc.                                        557,450
    37,911      (2)    Broadcom Corp.                                           2,585,530
    55,049      (2)    CIENA Corp.                                               220,196
    701,228     (2)    Cisco Systems, Inc.                                     13,021,804
    18,830      (2)    Citrix Systems, Inc.                                      580,717
    43,368             Computer Associates International, Inc.                  1,183,946
    19,341      (2)    Computer Sciences Corp.                                   980,589
    31,670      (2)    Compuware Corp.                                           260,961
    18,525      (2)    Comverse Technology, Inc.                                 507,400
    13,425      (2)    Convergys Corp.                                           230,910
    177,200     (2)    Corning, Inc.                                            4,314,820
    258,799     (2)    Dell, Inc.                                               7,585,399
    256,028     (2)    EMC Corp. Mass                                           3,430,775
    31,200      (2)    Electronic Arts, Inc.                                    1,702,896
    54,780             Electronic Data Systems Corp.                            1,379,908
    19,200      (2)    Enterasys Networks, Inc.                                  262,272
    85,148             First Data Corp., Class                                  3,840,175
    16,967      (2)    Fiserv, Inc.                                              746,209
    39,324      (2)    Freescale Semiconductor, Inc., Class B                    992,931
    30,478      (2)    Gateway, Inc.                                             82,900
      550       (2)    Google Inc.                                               238,288
    330,050            Hewlett-Packard Co.                                     10,290,959
    181,343            IBM Corp.                                               14,743,186
    672,280            Intel Corp.                                             14,299,396
     3,200      (2)    Intrado, Inc.                                             81,408
    16,465      (2)    Intuit, Inc.                                              861,613
    129,642     (2)    JDS Uniphase Corp.                                        405,779
    28,185      (2)    Jabil Circuit, Inc.                                      1,138,674
     9,000      (2)    Jamdat Mobile, Inc.                                       242,550
    21,525             KLA-Tencor Corp.                                         1,118,870
    39,814      (2)    LSI Logic Corp.                                           364,298
    12,418      (2)    Lexmark International Group, Class A                      603,142
    30,514             Linear Technology Corp.                                  1,135,426
    390,688     (2)    Lucent Technologies, Inc.                                1,031,416
    36,241             Maxim Integrated Products, Inc.                          1,487,331
    21,400      (2)    Micromuse, Inc.                                           212,930
    84,298      (2)    Micron Technology, Inc.                                  1,237,495
   1,037,718           Microsoft Corp.                                         29,211,762
    16,081             Molex, Inc.                                               486,450
    274,021            Motorola, Inc.                                           6,223,017
    17,174      (2)    NCR Corp.                                                 638,014
    26,600      (2)    NVIDIA Corp.                                             1,195,936
    36,714             National Semiconductor Corp.                             1,035,702
    51,561      (2)    Network Appliance, Inc.                                  1,608,703
    70,523      (2)    Novell, Inc.                                              686,894
    29,521      (2)    Novellus Systems, Inc.                                    836,920
    368,313     (2)    Oracle Corp.                                             4,629,694
    15,095      (2)    PMC-Sierra, Inc.                                          142,799
    21,583      (2)    Parametric Technology Corp.                               135,110
    37,157             Paychex, Inc.                                            1,350,657
     8,066      (2)    Qlogic Corp.                                              319,978
    180,878            Qualcomm, Inc.                                           8,674,909
    15,000      (2)    SERENA Software, Inc.                                     354,150
    11,986             Sabre Group Holdings, Inc.                                293,657
    67,101      (2)    Sanmina-SCI Corp.                                         282,495
    29,610             Scientific-Atlanta, Inc.                                 1,266,124
    75,882             Siebel Systems, Inc.                                      805,108
    170,305     (2)    Solectron Corp.                                           650,565
    363,386     (2)    Sun Microsystems, Inc.                                   1,635,237
    130,580     (2)    Symantec Corp.                                           2,400,060
    21,942             Symbol Technologies, Inc.                                 270,984
     7,956             Tektronix, Inc.                                           234,702
    42,087      (2)    Tellabs, Inc.                                             538,293
    15,501      (2)    Teradyne, Inc.                                            270,027
    191,591            Texas Instruments, Inc.                                  5,600,205
    35,322      (2)    Unisys Corp.                                              236,304
    58,200      (2)    Verisign, Inc.                                           1,382,250
    101,922     (2)    Xerox Corp.                                              1,458,504
    34,112             Xilinx, Inc.                                              960,594
    139,088     (2)    Yahoo, Inc.                                              4,776,282
     5,900      (2)    iPayment Holdings, Inc.                                   245,676
                           TOTAL                                               200,297,159
                       Materials--3.0%
    23,732             Air Products & Chemicals, Inc.                           1,464,027
    90,048             Alcoa, Inc.                                              2,836,512
    16,545             Allegheny Technologies, Inc.                              857,858
     6,120             Ashland, Inc.                                             403,430
    11,944             Ball Corp.                                                483,732
       1               Barrick Gold Corp.                                          14
    10,076             Bemis Co., Inc.                                           307,520
       1               Chemtura Corp.                                              13
    114,937            Dow Chemical Co.                                         4,861,835
    111,406            Du Pont (E.I.) de Nemours & Co.                          4,361,545
     7,496             Eastman Chemical Co.                                      361,382
    24,606             Ecolab, Inc.                                              881,141
    11,863             Engelhard Corp.                                           478,079
    21,111             Freeport-McMoRan Copper & Gold, Inc., Class B            1,356,382
     9,058      (2)    Hercules, Inc.                                            106,069
     7,742             International Flavors & Fragrances, Inc.                  255,176
    48,726             International Paper Co.                                  1,589,929
    10,982             Louisiana-Pacific Corp.                                   323,420
    37,328             MeadWestvaco Corp.                                        996,284
    33,977             Monsanto Co.                                             2,874,794
    41,913             Newmont Mining Corp.                                     2,590,223
    23,334             Nucor Corp.                                              1,965,423
    14,342             PPG Industries, Inc.                                      853,349
    14,808      (2)    Pactiv Corp.                                              329,330
    13,266             Phelps Dodge Corp.                                       2,129,193
    34,190             Praxair, Inc.                                            1,801,129
    17,758             Rohm & Haas Co.                                           903,882
     7,925      (2)    Sealed Air Corp.                                          438,015
     6,080             Sigma-Aldrich Corp.                                       394,470
    11,324             Temple-Inland, Inc.                                       531,096
    12,710             United States Steel Corp.                                 759,423
    10,306             Vulcan Materials Co.                                      740,795
    25,020             Weyerhaeuser Co.                                         1,745,395
                           TOTAL                                               39,980,865
                       Telecommunication Services--3.0%
    436,717            AT&T, Inc.                                              11,332,806
    15,925      (2)    Alamosa Holdings, Inc.                                    298,434
    43,246             Alltel Corp.                                             2,596,057
    185,002            BellSouth Corp.                                          5,322,508
    16,630             CenturyTel, Inc.                                          553,779
    44,638             Citizens Communications Co., Class B                      547,708
    10,000             New Skies Satellites Holdings Ltd.                        217,400
    14,100             PanAmSat Holding Corp.                                    348,693
    195,472     (2)    Qwest Communications International, Inc.                 1,176,741
    324,988            Sprint Nextel Corp.                                      7,438,975
    294,354            Verizon Communications                                   9,319,248
                           TOTAL                                               39,152,349
                       Utilities--3.3%
    61,639      (2)    AES Corp.                                                1,050,328
    16,143      (2)    Allegheny Energy, Inc.                                    561,615
    16,157             Ameren Corp.                                              820,129
    58,104             American Electric Power Co., Inc.                        2,168,441
    15,592      (2)    CMS Energy Corp.                                          225,616
    61,014             CenterPoint Energy, Inc.                                  779,759
    19,447             Cinergy Corp.                                             844,972
    29,141             Consolidated Edison Co.                                  1,369,918
    19,024             Constellation Energy Group                               1,108,528
    15,467             DTE Energy Co.                                            652,707
    39,507             Dominion Resources, Inc.                                 2,983,964
    102,348            Duke Energy Corp.                                        2,901,566
    42,558      (2)    Dynegy, Inc.                                              234,069
    45,158             Edison International                                     1,978,824
    24,382             Entergy Corp.                                            1,694,793
    71,532             Exelon Corp.                                             4,107,367
    46,882             FPL Group, Inc.                                          1,959,199
    33,084             FirstEnergy Corp.                                        1,657,508
    13,356             KeySpan Corp.                                             479,748
     1,589             NICOR, Inc.                                               64,990
    21,980             NiSource, Inc.                                            451,249
    52,236             P G & E Corp.                                            1,948,925
    35,074             PPL Corp.                                                1,056,780
     2,857             Peoples Energy Corp.                                      106,338
     7,618             Pinnacle West Capital Corp.                               324,603
    21,007             Progress Energy, Inc.                                     916,325
    27,569             Public Service Enterprises Group, Inc.                   1,919,354
    37,541             Sempra Energy                                            1,803,845
    79,486             Southern Co.                                             2,766,113
    16,988             TECO Energy, Inc.                                         290,155
    54,916             TXU Corp.                                                2,780,946
    37,924             Xcel Energy, Inc.                                         736,484
                           TOTAL                                               42,745,158
                           TOTAL COMMON STOCKS
                    ---------------------------------------------------
                           (IDENTIFIED COST $574,733,351)                     1,297,392,940

                       CORPORATE BONDS--0.0%
                       Health Care--0.0%
    250,000     (3)    Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023               283,030
                       Industrials--0.0%
    227,000            Tyco International Group, Company Guarantee,
                       3.125%, 1/15/2023                                         283,764
                     TOTAL CORPORATE BONDS (IDENTIFIED COST
                       $583,870)                                                 566,794

                       PREFERRED STOCKS--0.0%
                       Energy--0.0%
     1,085             Amerada-Hess Corp., Conv. Pfd.                            141,430
     2,247             Valero Energy Corp., Conv. Pfd.                           279,102
                           TOTAL PREFERRED STOCKS
                    ---------------------------------------------------
                           (IDENTIFIED COST $150,864)                            420,532

                       U.S. TREASURY--0.4% 5,490,000 (4) United States Treasury
   Bill, 4/13/2006
                       (IDENTIFIED COST $5,444,633)                             5,444,633

                       REPURCHASE AGREEMENTS--1.7%
  22,662,000           Interest in $1,760,000,000 joint repurchase
                       agreement 4.46%, dated 1/31/2006, under which
                       Deutsche Bank Securities, Inc. will repurchase
                       U.S. Government Agency securities with various
                       maturities to 1/15/2046 for $1,760,218,044 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,806,205,318.                                         22,662,000
    13,000             Interest in $2,000,000,000 joint repurchase
                       agreement 4.47%, dated 1/31/2006, under which
                       Bear Stearns and Co., Inc. will repurchase U.S.
                       Government Agency securities with various
                       maturities to 1/1/2036 for $2,000,248,333 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $2,044,906,334 (held as collateral for
                       securities lending).                                      13,000
                           TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED
                       COST)                                                   22,675,000
                           TOTAL INVESTMENTS - 100.5%
                    ===================================================
                           (IDENTIFIED COST $603,574,718)(5)                  1,326,499,899
                           OTHER ASSETS AND LIABILITIES - NET - (0.5)%         (6,714,959)
                           TOTAL NET ASSETS - 100%                      $     1,319,784,940

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $37,866,200 at January 31, 2006, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Standard & Poor's 500 Index is 101.0%. At January 31, 2006 the Fund had the following open futures contracts:

                        Number of   Notional       Expiration    Unrealized
        Contracts       Contracts   Value          Date          Appreciation
        ------------------------------------------------------------------------
        ------------------------------------------------------------------------
        (2)S & P 500    118         $37,866,200    March 2006    $465,085
        Index Futures
        ------------------------------------------------------------------------

2    Non-income producing security.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $283,030 which represents 0.0% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts. 5 The cost of investments for federal tax purposes amounts to $603,574,718. The net unrealized appreciation of investments for federal tax purposes was $722,912,181. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $726,249,975 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,337,794.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR       --American Depositary Receipt






FEDERATED MID-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

       Shares                                                                         Value

                           COMMON STOCKS--83.1%(1)
                          Consumer Discretionary--12.6%
 $     39,210     (2)      99 Cents Only Stores                                $     409,352
       62,426              Abercrombie & Fitch Co., Class A                         4,144,462
       76,950     (2)      Advance Auto Parts, Inc.                                 3,352,711
       38,900     (2)      Aeropostale, Inc.                                        1,175,947
       95,462              American Eagle Outfitters, Inc.                          2,575,564
       48,570              American Greetings Corp., Class A                         991,313
       54,400     (2)      AnnTaylor Stores Corp.                                   1,812,608
       58,366              Applebee's International, Inc.                           1,399,033
       48,313              ArvinMeritor, Inc.                                        843,061
       10,200              Bandag, Inc.                                              455,124
       39,250              Barnes & Noble, Inc.                                     1,664,985
       33,900              Beazer Homes USA, Inc.                                   2,469,276
       73,332              Belo (A.H.) Corp., Series A                              1,672,703
       22,100              Blyth Industries, Inc.                                    479,570
       25,200              Bob Evans Farms, Inc.                                     672,840
       52,802              Borders Group, Inc.                                      1,299,985
       39,488              BorgWarner, Inc.                                         2,176,973
       32,627              Boyd Gaming Corp.                                        1,474,740
       61,494              Brinker International, Inc.                              2,502,806
       36,044              CBRL Group, Inc.                                         1,582,332
       50,900              Callaway Golf Co.                                         777,752
       75,613     (2)      CarMax, Inc.                                             2,260,073
       67,994     (2)      Career Education Corp.                                   2,209,125
       31,900              Catalina Marketing Corp.                                  712,965
       53,673     (2)      Cheesecake Factory, Inc.                                 1,977,850
      129,676     (2)      Chicos Fas, Inc.                                         5,648,687
       68,688              Claire's Stores, Inc.                                    2,174,662
       62,176     (2)      Corinthian Colleges, Inc.                                 788,392
       44,644     (2)      DeVRY, Inc.                                              1,026,366
       74,932     (2)      Dollar Tree Stores, Inc.                                 1,857,564
       49,357     (2)      Education Management Corp.                               1,511,311
       26,500     (2)      Emmis Communications Corp., Class A                       471,435
       30,169     (2)      Entercom Communication Corp.                              910,802
      112,900              Foot Locker, Inc.                                        2,565,088
       37,944              Furniture Brands International, Inc.                      912,933
       45,700     (2)      GameStop Corp.                                           1,842,167
      111,500              Gentex Corp.                                             1,862,050
       92,226              Gtech Holdings Corp.                                     3,082,193
       45,038              Harte-Hanks                                              1,278,178
       26,588     (2)      Hovnanian Enterprises, Inc., Class A                     1,287,391
       28,444     (2)      ITT Educational Services, Inc.                           1,658,285
       27,031              International Speedway Corp., Class A                    1,277,215
       35,856     (2)      Laureate Education, Inc.                                 1,868,098
       49,538              Lear Corp.                                               1,255,788
       31,556              Lee Enterprises, Inc.                                    1,110,456
       16,550              Media General, Inc., Class A                              791,918
       96,438              Michaels Stores, Inc.                                    3,243,210
       23,500              Modine Manufacturing Co.                                  636,850
       39,088     (2)      Mohawk Industries, Inc.                                  3,324,044
       78,100     (2)      O'Reilly Automotive, Inc.                                2,563,242
       49,500              Outback Steakhouse, Inc.                                 2,288,385
       54,200     (2)      Pacific Sunwear of California                            1,328,442
       48,926     (2)      Payless ShoeSource, Inc.                                 1,191,837
      102,876              PetSmart, Inc.                                           2,578,073
       65,819              Pier 1 Imports, Inc.                                      712,162
       44,800              Polo Ralph Lauren Corp., Class A                         2,537,472
       67,300              Readers Digest Association, Inc., Class A                1,069,397
       30,750              Regis Corp. Minnesota                                    1,191,563
       52,557     (2)      Rent-A-Center, Inc.                                      1,077,419
      103,625              Ross Stores, Inc.                                        2,953,313
       45,113              Ruby Tuesday, Inc.                                       1,290,683
       33,800              Ryland Group, Inc.                                       2,445,768
      100,399     (2)      Saks, Inc.                                               1,938,705
       26,781     (2)      Scholastic Corp.                                          804,769
       34,338     (2)      Sothebys Holdings, Inc., Class A                          682,983
       26,800              Thor Industries, Inc.                                    1,143,020
       41,700     (2)      Timberland Co., Class A                                  1,457,832
       86,100     (2)      Toll Brothers, Inc.                                      2,927,400
       41,360              Tupperware Brands Corp.                                   918,192
       81,200     (2)      Urban Outfitters, Inc.                                   2,217,572
       34,962     (2)      Valassis Communications, Inc.                             975,440
       4,315               Washington Post Co., Class B                             3,292,259
       49,831              Westwood One, Inc.                                        746,967
       81,851     (2)      Williams-Sonoma, Inc.                                    3,256,033
                           TOTAL                                                   127,067,161
                           Consumer Staples--1.9%
       49,263     (2)      BJ's Wholesale Club, Inc.                                1,583,313
       45,805              Church and Dwight, Inc.                                  1,685,624
       95,056     (2)      Dean Foods Co.                                           3,605,474
       44,970     (2)      Energizer Holdings, Inc.                                 2,433,327
       54,914              Hormel Foods Corp.                                       1,841,266
       20,549              Lancaster Colony Corp.                                    852,167
       48,851              PepsiAmericas, Inc.                                      1,196,361
       28,000              Ruddick Corp.                                             647,080
       68,907     (2)      Smithfield Foods, Inc.                                   1,849,464
       41,944              Smucker (J.M.) Co.                                       1,824,564
       20,987              Tootsie Roll Industries, Inc.                             609,672
       18,637              Universal Corp.                                           880,598
                           TOTAL                                                    19,008,910
                           Energy--8.8%
       52,900              Arch Coal, Inc.                                          4,587,488
       83,012     (2)      Cooper Cameron Corp.                                     4,016,951
       85,000     (2)      Denbury Resources, Inc.                                  2,530,450
      109,088              ENSCO International, Inc.                                5,576,579
       47,041     (2)      FMC Technologies, Inc.                                   2,437,665
       40,788     (2)      Forest Oil Corp.                                         2,100,582
       91,167     (2)      Grant Prideco, Inc.                                      4,566,555
       65,357     (2)      Hanover Compressor Co.                                   1,082,312
       38,457              Helmerich & Payne, Inc.                                  3,013,491
       91,100     (2)      Newfield Exploration Co.                                 4,773,640
      125,888              Noble Energy, Inc.                                       5,826,097
       22,513              Overseas Shipholding Group, Inc.                         1,161,221
      123,188              Patterson-UTI Energy, Inc.                               4,634,333
       94,126              Peabody Energy Corp.                                     9,366,478
       92,251              Pioneer Natural Resources, Inc.                          4,898,528
       56,649     (2)      Plains Exploration & Production Co.                      2,540,141
       41,557              Pogo Producing Co.                                       2,493,004
      110,738     (2)      Pride International, Inc.                                3,910,159
       56,800     (2)      Quicksilver Resources, Inc.                              2,855,336
      142,302              Smith International, Inc.                                6,403,590
      121,000     (2)      Southwestern Energy Co.                                  5,219,940
       45,625              Tidewater, Inc.                                          2,665,413
       42,788              Western Gas Resources, Inc.                              2,032,430
                           TOTAL                                                    88,692,383
                           Financials--15.4%
       59,657              AMB Property Corp.                                       3,114,095
       28,100              AmerUs Group Co.                                         1,724,497
       36,044              American Financial Group, Inc.                           1,355,975
      101,876     (2)      Americredit Corp.                                        2,929,953
       97,722              Associated Banc Corp.                                    3,306,912
       67,701              Astoria Financial Corp.                                  1,949,788
       37,563              Bank of Hawaii Corp.                                     1,961,164
       82,775              Berkley, W. R. Corp.                                     4,089,085
       83,076              Brown & Brown                                            2,386,773
       42,700              Cathay Bancorp, Inc.                                     1,524,817
       30,994              City National Corp.                                      2,323,620
      106,582              Colonial BancGroup, Inc.                                 2,653,892
      128,376              Commerce Bancorp, Inc.                                   4,292,893
       34,700              Cullen Frost Bankers, Inc.                               1,864,778
       78,400              Developers Diversified Realty                            3,861,984
       90,112              Eaton Vance Corp.                                        2,597,028
       53,906              Edwards(AG), Inc.                                        2,564,308
       44,657              Everest Re Group Ltd.                                    4,316,099
      125,063              Fidelity National Financial, Inc.                        4,936,237
       66,308              First American Financial Corp.                           3,104,541
       58,531              FirstMerit Corp.                                         1,477,908
       64,607              Gallagher (Arthur J.) & Co.                              1,883,940
       36,938              Greater Bay Bancorp                                       958,172
       73,112              HCC Insurance Holdings, Inc.                             2,270,859
       37,400              Hanover Insurance Group, Inc.                            1,812,030
       41,600              Highwoods Properties, Inc.                               1,312,064
       30,400              Horace Mann Educators Corp.                               595,536
       49,562              Hospitality Properties Trust                             2,124,723
       56,698              Independence Community Bank                              2,267,353
       44,331              IndyMac Bancorp, Inc.                                    1,811,365
       47,457              Investors Financial Services Corp.                       2,227,632
       37,600              Jefferies Group, Inc.                                    2,048,072
       88,575              Legg Mason, Inc.                                         11,488,178
       60,778              Leucadia National Corp.                                  3,189,022
       61,350              Liberty Property Trust                                   2,776,701
       35,500              Longview Fibre Co.                                        676,275
       52,200              Macerich Co. (The)                                       3,788,154
       46,407              Mack-Cali Realty Corp.                                   2,075,321
       87,432              Mercantile Bankshares Corp.                              3,318,044
       27,000              Mercury General Corp.                                    1,521,990
       74,500              New Plan Excel Realty Trust                              1,836,425
      175,240              New York Community Bancorp, Inc.                         2,989,594
       46,600              Ohio Casualty Corp.                                      1,404,524
      160,813              Old Republic International Corp.                         3,449,439
       61,875              PMI Group, Inc.                                          2,674,856
       21,038              Potlatch Corp.                                           1,077,777
       48,244              Protective Life Corp.                                    2,168,568
       60,282              Radian Group, Inc.                                       3,449,939
       43,900              Raymond James Financial, Inc.                            1,868,384
       54,462              Rayonier, Inc.                                           2,328,251
       50,500              Regency Centers Corp.                                    3,254,725
       48,301              SEI Investments Co.                                      1,992,416
       25,688     (2)      SVB Financial Group                                      1,271,042
       39,888              StanCorp Financial Group, Inc.                           1,984,428
       85,214              TCF Financial Corp.                                      2,129,498
       27,800              Texas Regional Bancshares, Inc., Class A                  855,684
       98,027              United Dominion Realty Trust, Inc.                       2,490,866
       34,731              Unitrin, Inc.                                            1,535,458
       55,875              Waddell & Reed Financial, Inc., Class A                  1,244,895
       59,097              Washington Federal, Inc.                                 1,426,602
       36,800              Webster Financial Corp. Waterbury                        1,733,280
       60,000              Weingarten Realty Investors                              2,431,800
       22,000              WestAmerica Bancorp.                                     1,184,040
       48,219              Wilmington Trust Corp.                                   2,001,089
                           TOTAL                                                   155,265,358
                           Health Care--9.6%
       49,123     (2)      Advanced Medical Optics, Inc.                            2,189,903
       41,500     (2)      Affymetrix, Inc.                                         1,584,470
       37,325     (2)      Apria Healthcare Group, Inc.                              909,610
       76,416     (2)      Barr Laboratories, Inc.                                  5,011,361
       45,825              Beckman Coulter, Inc.                                    2,728,879
       43,000     (2)      Cephalon, Inc.                                           3,048,270
       53,469     (2)      Charles River Laboratories International, Inc.           2,466,525
       62,263     (2)      Community Health Systems, Inc.                           2,265,751
       44,519     (2)      Covance, Inc.                                            2,529,124
       80,300     (2)      Cytyc Corp.                                              2,417,030
       55,563              Dentsply International, Inc.                             2,983,733
       42,913     (2)      Edwards Lifesciences Corp.                               1,842,684
       35,800     (2)      Gen-Probe, Inc.                                          1,805,394
       81,584     (2)      Health Net, Inc.                                         4,027,802
       63,688     (2)      Henry Schein, Inc.                                       2,970,408
       42,225              Hillenbrand Industries, Inc.                             2,078,315
       26,300     (2)      INAMED Corp.                                             2,422,493
       25,700     (2)      Intuitive Surgical, Inc.                                 3,537,605
       39,100     (2)      Invitrogen Corp.                                         2,693,208
       42,550     (2)      LifePoint Hospitals, Inc.                                1,312,668
       70,094     (2)      Lincare Holdings, Inc.                                   2,962,172
       22,900     (2)      Martek Biosciences Corp.                                  659,520
      217,052     (2)      Millennium Pharmaceuticals, Inc.                         2,244,318
       86,794              Omnicare, Inc.                                           4,313,662
       83,132     (2)      PDL BioPharma, Inc.                                      2,423,298
       26,462     (2)      Par Pharmaceutical Cos., Inc.                             875,363
       56,788              Perrigo Co.                                               886,461
       36,500              Pharmaceutical Product Development, Inc.                 2,525,070
       48,550     (2)      Renal Care Group, Inc.                                   2,303,212
       75,757     (2)      Sepracor, Inc.                                           4,311,331
       46,400              Steris Corp.                                             1,252,800
       28,100     (2)      Techne Corp.                                             1,597,485
       67,571              Teva Pharmaceutical Industries Ltd., ADR                 2,880,556
       60,443     (2)      Triad Hospitals, Inc.                                    2,481,790
       41,569              Universal Health Services, Inc., Class B                 1,974,943
       56,200     (2)      VCA Antech, Inc.                                         1,555,054
       64,800              Valeant Pharmaceuticals International                    1,163,808
       93,926     (2)      Varian Medical Systems, Inc.                             5,655,284
       24,269     (2)      Varian, Inc.                                              931,202
       69,027     (2)      Vertex Pharmaceuticals, Inc.                             2,465,644
                           TOTAL                                                    96,288,206
                           Industrials--11.6%
       62,157     (2)      AGCO Corp.                                               1,119,447
       48,612              AMETEK, Inc.                                             1,999,897
       66,900              Adesa, Inc.                                              1,712,640
       63,600     (2)      AirTran Holdings, Inc.                                   1,077,384
       23,800     (2)      Alaska Air Group, Inc.                                    759,934
       31,250              Alexander and Baldwin, Inc.                              1,642,812
       26,900     (2)      Alliant Techsystems, Inc.                                2,084,750
       18,281              Banta Corp.                                               934,524
       41,350              Brinks Co. (The)                                         2,199,820
      122,888              C.H. Robinson Worldwide, Inc.                            4,972,048
       36,300              CNF Transportation, Inc.                                 1,860,375
       22,144              Carlisle Cos., Inc.                                      1,537,015
       63,283     (2)      ChoicePoint, Inc.                                        2,602,197
       52,482     (2)      Copart, Inc.                                             1,322,022
       29,700              Corporate Executive Board Co.                            2,498,958
       36,994              Crane Co.                                                1,380,616
       25,600              DRS Technologies, Inc.                                   1,272,064
       37,870              Deluxe Corp.                                             1,014,159
       52,476              Donaldson Co., Inc.                                      1,813,046
       48,406     (2)      Dun & Bradstreet Corp.                                   3,498,786
       76,513              Expeditors International Washington, Inc.                5,626,766
       91,712              Fastenal Co.                                             3,498,813
       35,526              Federal Signal Corp.                                      629,876
       38,138     (2)      Flowserve Corp.                                          1,753,585
       34,125              GATX Corp.                                               1,355,104
       48,662              Graco, Inc.                                              1,955,239
       25,325              Granite Construction, Inc.                               1,025,156
       39,188              HNI Corp.                                                2,261,148
       29,244              Harsco Corp.                                             2,316,710
       41,924              Hubbell, Inc., Class B                                   1,884,484
       94,676              Hunt (J.B.) Transportation Services, Inc.                2,253,289
        116       (2)      Information Resources, Inc.                                  64
       40,451     (2)      Jacobs Engineering Group, Inc.                           3,372,400
      106,089     (2)      Jet Blue Airways Corp.                                   1,383,401
       86,550              Joy Global, Inc.                                         4,677,162
       16,675              Kelly Services, Inc., Class A                             446,557
       26,462              Kennametal, Inc.                                         1,548,027
       26,700     (2)      Korn/Ferry International                                  527,592
       54,400              M.D.C. Holdings Inc.                                     3,451,680
       45,100              MSC Industrial Direct Co.                                2,026,343
       63,500              Manpower, Inc.                                           3,418,205
       50,032              Miller Herman, Inc.                                      1,515,970
       22,600              Mine Safety Appliances Co.                                900,158
       38,800     (2)      Navigant Consulting, Inc.                                 881,536
       23,882              Nordson Corp.                                            1,084,720
       71,526              Pentair, Inc.                                            2,746,598
       95,400              Precision Castparts Corp.                                4,765,230
       81,232     (2)      Quanta Services, Inc.                                    1,125,063
       91,214              Republic Services, Inc.                                  3,452,450
       24,775              Rollins, Inc.                                             532,415
       47,944              SPX Corp.                                                2,287,408
       5,500      (2)      Sequa Corp., Class A                                      448,525
       32,169     (2)      Stericycle, Inc.                                         1,922,741
       40,782     (2)      Swift Transportation Co.                                  963,679
       13,400     (2)      Tecumseh Products Co., Class A                            339,690
       28,262              Teleflex, Inc.                                           1,782,484
       39,986     (2)      Thomas & Betts Corp.                                     1,785,375
       62,100              Timken Co.                                               2,246,157
       32,050              Trinity Industries, Inc.                                 1,636,473
       50,569     (2)      United Rentals, Inc.                                     1,482,177
       41,131              Werner Enterprises, Inc.                                  886,373
       41,657     (2)      YRC Worldwide, Inc.                                      2,076,185
                           TOTAL                                                   117,575,502
                          Information Technology--13.5%
      292,041     (2)      3Com Corp.                                               1,334,627
      193,310     (2)      Activision, Inc.                                         2,772,065
       58,957              Acxiom Corp.                                             1,395,512
       50,050              Adtran, Inc.                                             1,467,966
       13,300     (2)      Advent Software, Inc.                                     349,258
       48,000     (2)      Alliance Data Systems Corp.                              2,028,000
       62,900              Amphenol Corp., Class A                                  3,197,207
       21,700     (2)      Anteon International Corp.                               1,196,755
       82,619     (2)      Arrow Electronics, Inc.                                  2,838,788
      323,604     (2)      Atmel Corp.                                              1,278,235
      101,745     (2)      Avnet, Inc.                                              2,487,665
       34,375     (2)      Avocent Corp.                                            1,143,656
       83,600     (2)      Bisys Group, Inc.                                        1,211,364
       46,457              CDW Corp.                                                2,601,592
       37,000     (2)      CSG Systems International, Inc.                           842,490
       16,679     (2)      Cabot Microelectronics Corp.                              553,910
      201,577     (2)      Cadence Design Systems, Inc.                             3,559,850
      102,870     (2)      Ceridian Corp.                                           2,538,832
       69,975              Certegy, Inc.                                            3,040,414
       63,538     (2)      Checkfree Corp.                                          3,292,539
       98,600     (2)      Cognizant Technology Solutions Corp.                     5,163,682
       39,744     (2)      CommScope, Inc.                                           878,740
       65,988     (2)      Credence Systems Corp.                                    577,395
       52,900     (2)      Cree, Inc.                                               1,382,277
       99,358     (2)      Cypress Semiconductor Corp.                              1,682,131
       45,938     (2)      DST Systems, Inc.                                        2,602,847
       49,744              Diebold, Inc.                                            1,945,488
       27,206     (2)      Dycom Industries, Inc.                                    670,900
       27,600     (2)      F5 Networks, Inc.                                        1,785,720
       46,932              Fair Isaac & Co., Inc.                                   2,080,026
       83,532     (2)      Fairchild Semiconductor International, Inc.,
                           Class A                                                  1,666,463
       46,261     (2)      Gartner Group, Inc., Class A                              636,551
       95,626              Harris Corp.                                             4,439,915
       58,008              Henry Jack & Associates, Inc.                            1,187,424
       24,469              Imation Corp.                                            1,109,180
       91,700     (2)      Ingram Micro, Inc., Class A                              1,774,395
      152,057     (2)      Integrated Device Technology, Inc.                       2,112,072
       48,731     (2)      International Rectifier Corp.                            1,772,346
      108,113              Intersil Holding Corp.                                   3,141,764
       58,594     (2)      Kemet Corp.                                               537,893
       99,938     (2)      Lam Research Corp.                                       4,640,121
       76,413     (2)      Lattice Semiconductor Corp.                               346,151
      117,000     (2)      MEMC Electronic Materials                                3,343,860
       69,195     (2)      MPS Group, Inc.                                           983,261
       33,806     (2)      Macrovision Corp.                                         628,454
      118,882     (2)      McAfee, Inc.                                             2,756,874
      101,800     (2)      McData Corp., Class A                                     434,686
       51,119     (2)      Mentor Graphics Corp.                                     562,309
       52,013     (2)      Micrel, Inc.                                              638,200
      150,520              Microchip Technology, Inc.                               5,646,005
       63,700              Moneygram International, Inc.                            1,691,872
       41,750              National Instruments Corp.                               1,381,508
       27,400     (2)      Newport Corp.                                             464,978
       33,662              Plantronics, Inc.                                        1,178,170
       28,600     (2)      Plexus Corp.                                              809,666
       67,131     (2)      Polycom, Inc.                                            1,300,999
       78,800     (2)      Powerwave Technologies, Inc.                             1,151,268
      137,751     (2)      RF Micro Devices, Inc.                                   1,002,827
       47,151     (2)      RSA Security, Inc.                                        724,711
       39,938              Reynolds & Reynolds Co., Class A                         1,134,239
       30,900     (2)      SRA International, Inc.                                   981,384
      132,114     (2)      Sandisk Corp.                                            8,899,199
       51,250     (2)      Semtech Corp.                                             988,100
       33,725     (2)      Silicon Laboratories, Inc.                               1,660,282
       63,075     (2)      Sybase, Inc.                                             1,361,789
      105,639     (2)      Synopsys, Inc.                                           2,335,678
       42,200     (2)      Tech Data Corp.                                          1,739,906
       26,900     (2)      Transaction Systems Architects, Inc., Class A             887,431
       90,525     (2)      Triquint Semiconductor, Inc.                              441,762
       77,400     (2)      UTStarcom, Inc.                                           542,574
      129,809     (2)      Vishay Intertechnology, Inc.                             2,054,876
      156,600     (2)      Western Digital Corp.                                    3,423,276
       55,700     (2)      Wind River Systems, Inc.                                  745,266
       50,384     (2)      Zebra Technologies Corp., Class A                        2,268,792
                           TOTAL                                                   135,428,408
                           Materials--3.4%
       48,244              Airgas, Inc.                                             1,870,902
       29,581              Albemarle Corp.                                          1,294,760
       42,613              Bowater, Inc.                                            1,165,039
       43,000              Cabot Corp.                                              1,686,460
      174,199              Chemtura Corp.                                           2,189,681
       28,926              Cytec Industries, Inc.                                   1,434,730
       26,081     (2)      FMC Corp.                                                1,471,490
       30,319              Ferro Corp.                                               596,375
       29,800              Glatfelter (P.H.) Co.                                     423,756
       49,700              Lubrizol Corp.                                           2,273,278
      149,139              Lyondell Chemical Co.                                    3,580,827
       32,345              Martin Marietta Materials                                2,742,209
       14,700              Minerals Technologies, Inc.                               821,289
       47,494              Olin Corp.                                                973,627
       49,451              Packaging Corp. of America                               1,147,263
       82,569              RPM, Inc.                                                1,560,554
       34,600              Scotts Co.                                               1,712,700
       33,975              Sensient Technologies Corp.                               644,166
       68,623              Sonoco Products Co.                                      2,125,254
       28,700              Steel Dynamics, Inc.                                     1,332,254
       72,776              Valspar Corp.                                            1,980,963
       55,381              Worthington Industries, Inc.                             1,142,510
                           TOTAL                                                    34,170,087
                        Telecommunication Services--0.3%
      165,890     (2)      Cincinnati Bell, Inc.                                     580,615
       36,888              Telephone and Data System, Inc.                          1,257,881
       38,988              Telephone and Data System, Inc.                          1,396,940
                           TOTAL                                                    3,235,436
                           Utilities--6.0%
       54,032              AGL Resources, Inc.                                      1,933,264
       81,013              Alliant Energy Corp.                                     2,402,845
       90,468              Aqua America, Inc.                                       2,547,578
      282,700     (2)      Aquila, Inc.                                             1,031,855
       22,569              Black Hills Corp.                                         803,456
       94,613              DPL, Inc.                                                2,425,877
       53,000              Duquesne Light Holdings, Inc.                             952,940
      109,400              Energy East Corp.                                        2,718,590
       86,500              Equitable Resources, Inc.                                3,191,850
       53,444              Great Plains Energy, Inc.                                1,524,757
       58,324              Hawaiian Electric Industries, Inc.                       1,529,839
       33,306              Idacorp, Inc.                                            1,054,468
       83,176              MDU Resources Group, Inc.                                3,010,971
       74,376              NSTAR                                                    2,137,566
       58,463              National Fuel Gas Co.                                    1,923,433
      111,145              Northeast Utilities Co.                                  2,209,563
       62,357              OGE Energy Corp.                                         1,692,993
       72,282              ONEOK, Inc.                                              2,042,689
       48,643              PNM Resources, Inc.                                      1,195,159
      132,657              Pepco Holdings, Inc.                                     3,052,438
       80,957              Puget Energy, Inc.                                       1,707,383
       61,288              Questar Corp.                                            4,993,746
       81,445              SCANA Corp.                                              3,271,646
      135,470     (2)      Sierra Pacific Resources                                 1,788,204
       51,704              Vectren Corp.                                            1,414,621
       32,700              WGL Holdings, Inc.                                       1,019,586
       28,457              WPS Resources Corp.                                      1,595,869
       61,026              Westar Energy, Inc.                                      1,257,136
       85,245              Wisconsin Energy Corp.                                   3,538,520
                           TOTAL                                                    59,968,842
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                           $590,866,687)                                           836,700,293

                           U.S. TREASURY--0.6%
     6,335,000    (3)      United States Treasury Bill, 4/13/2006
                           (IDENTIFIED COST $6,282,650)                             6,282,650

                           REPURCHASE AGREEMENT--15.7%
    158,587,000            Interest in $1,760,000,000 joint repurchase
                           agreement 4.46%, dated 1/31/2006 under which
                           Deutsche Bank Securities, Inc. will repurchase
                           U.S. Government Agency securities with various
                           maturities to 1/15/2046 for $1,760,218,044 on
                           2/1/2006. The market value of the underlying
                           securities at the end of the period was
                           $1,806,205,318. (AT AMORTIZED COST)                     158,587,000
                           TOTAL INVESTMENTS -
                           99.4%
                            (IDENTIFIED COST $755,736,337)(4)                     1,001,569,943
                           OTHER ASSETS AND LIABILITIES - NET - 0.6%                5,695,502
                           TOTAL NET ASSETS - 100%                             $  1,007,265,445

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $170,977,400 at January 31, 2006, which represents 17.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.

     At January 31, 2006, the Fund had the following open futures contracts:

         Contracts          Number of    Notional     Expiration      Unrealized
                           Contracts       Value        Date        Appreciation

       (2)S&P 400 MidCap      437      $170,977,400   3/16/2006      $7,249,977
            Futures

2    Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $755,736,337. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $245,833,606. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $276,817,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,983,556.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






FEDERATED MINI-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Shares                                                                       Value

                       COMMON STOCKS --93.7%(1)
                       Consumer Discretionary--13.1%
        600    (2)(,3) 1-800 CONTACTS, Inc.                                 $      7,890
       1,879   (2)(,3) 1-800-FLOWERS.COM, Inc.                                    12,345
       1,051   (2)(,3) 4 Kids Entertainment, Inc.                                 18,046
       3,300   (2)(,3) 99 Cents Only Stores                                       34,452
       1,200   (2)(,3) A.C. Moore Arts & Crafts, Inc.                             18,204
       2,425    (3)    ADVO, Inc.                                                 79,734
        900    (2)(,3) AFC Enterprises, Inc.                                      14,202
       2,986    (3)    Aaron Rents, Inc.                                          71,813
       3,800    (2)    Aeropostale, Inc.                                          114,874
       1,431    (2)    Aftermarket Technology Co.                                 30,251
       3,100    (2)    Alderwoods Group, Inc.                                     53,568
       4,000   (2)(,3) Alliance Gaming Corp.                                      60,840
       2,700   (2)(,3) Alloy Online, Inc.                                          7,587
       1,400           Ambassadors Group, Inc.                                    37,870
        700    (2)(,3) America's Car-Mart, Inc.                                   13,055
       2,700    (3)    American Axle & Manufacturing Holdings, Inc.               50,193
       2,300           Ameristar Casinos, Inc.                                    51,727
       2,400           Arbitron, Inc.                                             95,280
       1,529    (3)    Arctic Cat, Inc.                                           35,656
       5,500           ArvinMeritor, Inc.                                         95,975
        900     (2)    Asbury Automotive Group, Inc.                              16,200
       2,100   (2)(,3) Audible, Inc.                                              23,016
       1,698    (2)    Audiovox Corp., Class A                                    25,402
        500    (2)(,3) Avatar Holdings, Inc.                                      28,575
       2,217    (2)    Aztar Corp.                                                68,417
        900    (2)(,3) BJ's Restaurants, Inc.                                     22,752
        896            Bandag, Inc.                                               39,980
        900     (3)    Bassett Furniture Industries, Inc.                         17,550
        493            Beasley Broadcast Group, Inc., Class A                      6,779
       1,500    (3)    Big 5 Sporting Goods Corp.                                 32,370
       8,300   (2)(,3) Big Lots, Inc.                                             110,971
        212            Blair Corp.                                                 8,813
      12,400    (3)    Blockbuster, Inc.                                          51,212
       1,900    (2)    Blount International, Inc.                                 30,495
       1,400   (2)(,3) Blue Nile, Inc.                                            52,290
       1,300   (2)(,3) Bluegreen Corp.                                            20,956
       2,200    (3)    Blyth Industries, Inc.                                     47,740
       3,163    (3)    Bob Evans Farms, Inc.                                      84,452
       2,800   (2)(,3) Bombay Co., Inc.                                            9,128
        700     (3)    Bon-Ton Stores, Inc.                                       14,749
       2,046   (2)(,3) Bright Horizons Family Solutions, Inc.                     79,958
       1,188           Brookfield Homes Corp.                                     61,360
       1,439           Brown Shoe Co., Inc.                                       64,784
        624            Buckle, Inc.                                               21,996
        800    (2)(,3) Buffalo Wild Wings, Inc.                                   25,352
       1,100   (2)(,3) Build-A-Bear Workshop, Inc.                                35,585
        900     (3)    Building Materials Holding Corp.                           71,253
       1,456           Burlington Coat Factory Warehouse                          65,054
       2,950    (2)    CEC Entertainment, Inc.                                    106,259
       4,100    (3)    CKE Restaurants, Inc.                                      64,165
       2,694   (2)(,3) CSK Auto Corp.                                             43,643
        581            CSS Industries, Inc.                                       15,106
       2,000   (2)(,3) Cabela's, Inc., Class A                                    34,900
       1,400   (2)(,3) Cache, Inc.                                                25,256
        400    (2)(,3) California Coastal Communities, Inc.                       15,732
       1,900    (2)    California Pizza Kitchen, Inc.                             62,168
       5,800           Callaway Golf Co.                                          88,624
        900     (3)    Carmike Cinemas, Inc.                                      20,619
       1,300    (2)    Carter's, Inc.                                             88,387
       2,600   (2)(,3) Casual Male Retail Group, Inc.                             19,578
       3,200    (3)    Catalina Marketing Corp.                                   71,520
       2,337           Cato Corp., Class A                                        50,456
       5,898    (2)    Champion Enterprises, Inc.                                 80,862
        919     (3)    Charles & Colvard Ltd.                                     13,533
       1,200    (2)    Charlotte Russe Holdings, Inc.                             19,656
       9,471   (2)(,3) Charming Shoppes, Inc.                                     115,167
      26,200   (2)(,3) Charter Communications, Inc., Class A                      31,178
        600            Cherokee, Inc.                                             23,898
       1,521   (2)(,3) Children's Place Retail Stores, Inc.                       66,605
       2,925    (3)    Christopher & Banks Corp.                                  57,886
        585            Churchill Downs, Inc.                                      23,365
       2,600    (3)    Citadel Broadcasting Corp.                                 31,980
        400     (2)    Citi Trends, Inc.                                          18,400
       1,125    (3)    Coachmen Industries, Inc.                                  14,220
       4,296    (2)    Coldwater Creek, Inc.                                      87,638
        600     (2)    Comstock Homebuilding Cos., Inc.                            6,594
        200    (2)(,3) Conn's, Inc.                                                8,696
       4,100    (3)    Cooper Tire & Rubber Co.                                   61,459
       6,700   (2)(,3) Corinthian Colleges, Inc.                                  84,956
       1,250   (2)(,3) Cost Plus, Inc.                                            24,437
        750            Courier Corp.                                              29,002
       2,400    (2)    Cox Radio, Inc., Class A                                   33,840
       1,171    (2)    Crown Media Holdings, Inc., Class A                        10,691
       3,218   (2)(,3) Cumulus Media, Inc., Class A                               42,510
       1,000   (2)(,3) DSW, Inc., Class A                                         26,730
        900    (2)(,3) Dave & Buster's, Inc.                                      16,137
       4,300   (2)(,3) DeVRY, Inc.                                                98,857
        300     (3)    Deb Shops, Inc.                                             9,162
        500    (2)(,3) Deckers Outdoor Corp.                                      15,965
       1,505   (2)(,3) Delia's, Inc.                                              13,996
       5,900    (2)    Denny's Corp.                                              24,249
        500    (2)(,3) Design Within Reach, Inc.                                   3,575
        500     (2)    Dixie Group, Inc.                                           6,500
       2,050           Domino's Pizza, Inc.                                       51,065
        699            Dover Downs Gaming & Entertainment, Inc.                   11,037
       1,369    (3)    Dover Motorsports, Inc.                                     8,406
       1,234   (2)(,3) Dress Barn, Inc.                                           56,937
       1,200    (2)    Drew Industries, Inc.                                      45,180
       4,100   (2)(,3) Drugstore.com, Inc.                                        13,325
        800     (2)    Earle M. Jorgensen Co.                                     10,840
        900    (2)(,3) Educate, Inc.                                              11,232
       2,500   (2)(,3) Emmis Communications Corp., Class A                        44,475
       2,500    (2)    Entercom Communication Corp.                               75,475
       5,000   (2)(,3) Entravision Communications Corp.                           35,500
        500    (2)(,3) Escala Group, Inc.                                         14,365
        400            Escalade, Inc.                                              4,320
       2,300    (3)    Ethan Allen Interiors, Inc.                                97,773
        100     (2)    F.A.O., Inc.                                                  0
       1,100    (2)    FTD Group, Inc.                                            10,406
       2,900           Finish Line, Inc., Class A                                 52,055
        500     (2)    Fisher Communications, Inc.                                21,465
       4,374   (2)(,3) Fleetwood Enterprises, Inc.                                52,051
       3,900   (2)(,3) Fossil, Inc.                                               92,430
       3,103    (3)    Freds, Inc.                                                49,276
       3,100    (3)    Furniture Brands International, Inc.                       74,586
       2,000   (2,3)   GSI Commerce, Inc.                                         33,740
       3,823   (2)(,3) GameStop Corp.                                             154,105
       2,878   (2)(,3) Gaylord Entertainment Co.                                  123,754
      17,700    (2)    Gemstar-TV Guide International, Inc.                       58,410
       1,854    (2)    Genesco, Inc.                                              72,213
       3,400           Gray Television, Inc.                                      30,124
       1,900   (2)(,3) Great Wolf Resorts, Inc.                                   19,703
       1,545    (2)    Group 1 Automotive, Inc.                                   53,272
       1,045   (2)(,3) Guess ?, Inc.                                              44,339
       1,697   (2)(,3) Guitar Center, Inc.                                        91,095
       2,500    (2)    Gymboree Corp.                                             61,600
        829     (3)    Handleman Co.                                               9,849
       4,000   (2)(,3) Harris Interactive, Inc.                                   21,480
       1,300   (2)(,3) Hartmarx Corp.                                             11,076
       1,448    (3)    Haverty Furniture Cos., Inc.                               21,517
       3,700   (2)(,3) Hayes Lemmerz International, Inc.                          13,801
       2,637    (2)    Hibbett Sporting Goods, Inc.                               80,824
       4,600    (3)    Hollinger International, Inc.                              41,584
        500     (3)    Hooker Furniture Corp.                                      7,510
       3,866   (2)(,3) Hot Topic, Inc.                                            55,516
       1,595           IHOP Corp.                                                 78,426
       3,100   (2)(,3) Innovo Group, Inc.                                          2,418
       3,796    (2)    Insight Enterprises, Inc.                                  79,374
       3,605   (2)(,3) Interface, Inc.                                            33,887
       1,423   (2)(,3) Isle of Capri Casinos, Inc.                                40,484
       1,850    (2)    J. Jill Group, Inc.                                        35,686
       2,243   (2)(,3) JAKKS Pacific, Inc.                                        50,939
       2,337   (2)(,3) Jack in the Box, Inc.                                      92,919
       2,900           Jackson Hewitt Tax Service, Inc.                           73,254
       4,325   (2)(,3) Jarden Corp.                                               106,568
       1,840   (2)(,3) Jo-Ann Stores, Inc.                                        24,159
        862    (2)(,3) Jos A. Bank Clothiers, Inc.                                44,195
       1,600           Journal Communications, Inc., Class A                      19,136
       3,219           Journal Register Co.                                       45,742
       2,000           K-Swiss, Inc., Class A                                     63,300
       3,100   (2)(,3) K2, Inc.                                                   36,890
       1,539    (3)    Kellwood Co.                                               37,259
        769            Kenneth Cole Productions, Inc., Class A                    20,640
       1,400    (2)    Keystone Automotive Industries, Inc.                       53,256
       1,796           Kimball International, Inc., Class B                       25,252
       4,300   (2)(,3) Krispy Kreme Doughnuts, Inc.                               27,950
       2,800    (2)    LKQ Corp.                                                  62,972
       4,100    (3)    La-Z Boy Chair Co.                                         66,994
        763            Landry's Seafood Restaurants, Inc.                         23,378
       2,200   (2)(,3) Leapfrog Enterprises, Inc.                                 24,948
       1,325           Levitt Corp.                                               32,356
       1,249           Libbey, Inc.                                               13,664
       1,290    (3)    Liberty Corp.                                              61,094
       1,550   (2)(,3) Life Time Fitness, Inc.                                    59,814
        600            Lifetime Brands, Inc.                                      13,110
       2,700   (2)(,3) Lin TV Corp., Class A                                      27,621
       3,582    (2)    Linens 'N Things, Inc.                                     98,899
       1,200           Lithia Motors, Inc., Class A                               36,516
       1,058    (2)    Lodgenet Entertainment                                     14,272
       1,600   (2)(,3) Lodgian, Inc.                                              20,720
       1,209           Lone Star Steakhouse & Saloon                              32,752
       2,400    (2)    Luby's, Inc.                                               35,040
        700     (3)    M/I Schottenstein Homes, Inc.                              27,902
       2,300    (2)    MTR Gaming Group, Inc.                                     23,161
       2,900   (2)(,3) Magna Entertainment Corp., Class A                         20,822
       1,100    (2)    Maidenform Brands, Inc.                                    12,287
       1,517           Marcus Corp.                                               36,514
       1,000    (3)    Marine Products Corp.                                      10,970
        900    (2)(,3) MarineMax, Inc.                                            28,323
       1,996   (2)(,3) Martha Stewart Living Omnimedia                            36,347
       2,492    (3)    Matthews International Corp., Class A                      93,176
       5,900           Maytag Corp.                                               101,598
        100     (2)    McCormick & Schmick's Seafood Restaurants, Inc.             2,150
       1,400           Media General, Inc., Class A                               66,990
       4,900    (2)    Mediacom Communications Corp.                              29,449
       1,589    (2)    Midas, Inc.                                                30,350
       2,100   (2)(,3) Mikohn Gaming Corp.                                        15,771
       2,421    (3)    Modine Manufacturing Co.                                   65,609
       1,979    (3)    Monaco Coach Corp.                                         26,796
        400    (2)(,3) Monarch Casino & Resort, Inc.                              10,812
        800     (2)    Monro Muffler Brake, Inc.                                  27,176
        600    (2)(,3) Morningstar, Inc.                                          23,118
       1,200           Movado Group, Inc.                                         22,668
        575     (3)    Movie Gallery, Inc.                                         3,134
       2,200   (2)(,3) Multimedia Games, Inc.                                     20,900
        436            National Presto Industries, Inc.                           20,405
       2,000   (2)(,3) Navarre Corp.                                              11,020
       2,900   (2)(,3) NetFlix, Inc.                                              79,895
        700     (2)    New York & Co.                                             13,566
        600            Noble International Ltd.                                   12,666
       1,400   (2)(,3) Nutri/System, Inc.                                         68,460
       2,121    (2)    O' Charleys, Inc.                                          36,715
       1,900    (3)    Oakley, Inc.                                               29,735
        200            Orleans Homebuilders, Inc.                                  3,442
       1,000   (2)(,3) Overstock.com, Inc.                                        23,950
       1,100           Oxford Industries, Inc.                                    49,951
       2,110   (2)(,3) P. F. Chang's China Bistro, Inc.                           108,159
       4,800    (2)    PETCO Animal Supplies, Inc.                                104,928
       5,200   (2)(,3) Pacific Sunwear of California                              127,452
       1,143   (2)(,3) Palm Harbor Homes, Inc.                                    24,232
       1,106   (2)(,3) Papa Johns International, Inc.                             38,411
       4,500    (2)    Payless ShoeSource, Inc.                                   109,620
       4,556    (3)    Pep Boys-Manny Moe & Jack                                  71,074
       1,200   (2)(,3) Perry Ellis International, Inc.                            24,372
       1,595           Phillips Van Heusen Corp.                                  57,627
       6,100    (3)    Pier 1 Imports, Inc.                                       66,002
       3,111    (2)    Pinnacle Entertainment, Inc.                               89,659
       1,440   (2)(,3) Playboy Enterprises, Inc., Class B                         21,514
       1,031           Pre-Paid Legal Services, Inc.                              39,374
       2,200    (2)    Prestige Brands Holdings, Inc.                             27,346
       1,950   (2)(,3) Priceline.com, Inc.                                        42,997
      11,600   (2)(,3) Primedia, Inc.                                             23,316
       1,916   (2)(,3) ProQuest Co.                                               57,001
        400     (2)    Provide Commerce, Inc.                                     13,464
       4,500   (2)(,3) Quantum Fuel Systems Technologies Worldwide, Inc.          22,500
        300     (2)    R&B, Inc.                                                   3,126
       1,400   (2)(,3) RC2 Corp.                                                  48,818
       1,600   (2)(,3) RCN Corp.                                                  39,200
       5,000   (2)(,3) Radio One, Inc.                                            54,800
       2,695    (2)    Rare Hospitality International, Inc.                       85,027
       8,300           Readers Digest Association, Inc., Class A                  131,887
        800    (2)(,3) Red Robin Gourmet Burgers                                  31,752
       2,716   (2)(,3) Regent Communications, Inc.                                13,499
       3,000    (3)    Regis Corp. Minnesota                                      116,250
       1,953   (2)(,3) Rent-Way, Inc.                                             13,300
       2,700   (2)(,3) Restoration Hardware, Inc.                                 14,121
        800    (2)(,3) Retail Ventures, Inc.                                      10,344
        400    (2)(,3) Riviera Holdings Corp.                                      6,288
       4,300    (3)    Ruby Tuesday, Inc.                                         123,023
       1,070    (3)    Russ Berrie & Co., Inc.                                    13,546
       2,591           Russell Corp.                                              39,590
       1,100    (2)    Ruth's Chris Steak House, Inc.                             23,265
       3,254   (2)(,3) Ryans Restaurant Group, Inc.                               42,530
       1,261    (2)    Saga Communications, Inc., Class A                         12,698
        833     (2)    Salem Communications Corp.                                 12,778
        776            Sauer-Danfoss, Inc.                                        16,187
       2,100    (2)    Scholastic Corp.                                           63,105
       2,800   (2)(,3) Select Comfort Corp.                                       77,280
       1,400   (2)(,3) Sharper Image Corp.                                        12,628
        600    (2)(,3) Shoe Carnival, Inc.                                        14,364
       3,050   (2)(,3) Shuffle Master, Inc.                                       77,470
       4,331           Sinclair Broadcast Group, Inc.                             34,475
       6,000   (2)(,3) Six Flags, Inc.                                            69,660
       1,836    (2)    Skechers USA, Inc., Class A                                35,527
        525            Skyline Corp.                                              21,451
       1,700    (3)    Sonic Automotive, Inc.                                     40,001
       3,041   (2)(,3) Sothebys Holdings, Inc., Class A                           60,485
       3,200   (2)(,3) Source Information Management Co.                          35,680
       3,824    (2)    Spanish Broadcasting System, Inc.                          21,644
       1,136           Speedway Motorsports, Inc.                                 40,623
       1,980   (2)(,3) Sports Authority, Inc.                                     72,706
       2,450    (2)    Stage Stores, Inc.                                         72,740
        808    (2)(,3) Stamps.com, Inc.                                           23,036
       1,000           Standard Motor Products, Inc.                              10,530
       1,400           Stanley Furniture Co., Inc.                                37,702
       1,961           Stein Mart, Inc.                                           32,513
        600     (2)    Steinway Musical Instruments                               17,664
       1,070   (2)(,3) Steven Madden Ltd.                                         32,560
       8,360           Stewart Enterprises, Inc., Class A                         46,314
        300     (2)    Strattec Security Corp.                                    12,657
        900     (3)    Strayer Education, Inc.                                    79,704
       3,019           Stride Rite Corp.                                          43,685
       1,752    (3)    Sturm Ruger & Co., Inc.                                    12,404
       2,000   (2)(,3) Sunterra Corp.                                             28,700
       1,091    (3)    Superior Industries International, Inc.                    25,311
        200    (2)(,3) Systemax, Inc.                                              1,448
       1,300           Talbots, Inc.                                              36,231
        487    (2)(,3) Tarragon Corp.                                              9,935
        762     (3)    Technical Olympic USA, Inc.                                17,297
       3,400    (2)    Tenneco Automotive, Inc.                                   74,630
       2,700   (2)(,3) Texas Roadhouse, Inc.                                      41,877
       2,063    (3)    The Nautilus Group, Inc.                                   33,730
       1,200   (2)(,3) The Pantry, Inc.                                           65,688
       1,969    (2)    The Steak 'n Shake Co.                                     36,111
        800            Thomas Nelson, Inc.                                        20,560
       2,836    (3)    Thor Industries, Inc.                                      120,955
       5,331   (2)(,3) TiVo, Inc.                                                 29,374
       2,726    (2)    Too, Inc.                                                  78,863
       2,600   (2)(,3) Tractor Supply Co.                                         132,808
       1,714   (2)(,3) Trans World Entertainment Corp.                             8,981
       2,942    (3)    Triarc Cos., Inc., Class B                                 48,720
        340    (2)(,3) Triple Crown Media, Inc.                                    2,601
       2,008    (3)    Tuesday Morning Corp.                                      42,730
       4,196           Tupperware Brands Corp.                                    93,151
        900    (2)(,3) Under Armour, Inc., Class A                                35,991
        700            Unifirst Corp.                                             24,332
       1,817           United Auto Group, Inc.                                    69,591
       1,108    (2)    Universal Electronics, Inc.                                19,889
       1,500    (2)    Universal Technical Institute, Inc.                        54,825
       2,043   (2)(,3) Vail Resorts, Inc.                                         62,087
       4,100   (2)(,3) Valassis Communications, Inc.                              114,390
        74             Value Line, Inc.                                            2,571
       2,067    (2)    Valuevision International, Inc., Class A                   25,321
        928    (2)(,3) Vertrue, Inc.                                              40,145
      10,100   (2)(,3) Visteon Corp.                                              53,025
        400    (2)(,3) Volcom, Inc.                                               15,176
       2,600   (2)(,3) WCI Communities, Inc.                                      71,604
       1,556   (2)(,3) WMS Industries, Inc.                                       40,752
        800    (2)(,3) WPT Enterprises, Inc.                                       5,952
       3,600   (2)(,3) Warnaco Group, Inc.                                        89,352
       1,500   (2)(,3) West Marine, Inc.                                          19,500
        200    (2)(,3) William Lyon Homes, Inc.                                   20,542
        700    (2)(,3) Wilsons The Leather Experts, Inc.                           2,380
       2,324    (3)    Winnebago Industries, Inc.                                 72,764
       4,690           Wolverine World Wide, Inc.                                 112,794
        997            World Wrestling Entertainment, Inc.                        14,606
       1,000   (2)(,3) WorldSpace, Inc.                                           12,700
        300     (3)    Xerium Technologies, Inc.                                   2,388
       3,586           Yankee Candle Co., Inc., The                               90,009
       3,600    (2)    Zale Corp.                                                 88,236
        400     (2)    Zumiez Inc.                                                19,336
                       TOTAL                                                    13,537,975
                       Consumer Staples--2.5%
        300     (3)    Alico, Inc.                                                13,380
       6,800   (2)(,3) Alliance One International, Inc.                           30,328
       1,043    (3)    American Italian Pasta Co., Class A                         3,807
        100            Arden Group, Inc., Class A                                  9,021
        100     (2)    Aurora Foods, Inc.                                            0
       3,254           Casey's General Stores, Inc.                               82,814
       1,250   (2)(,3) Central European Distribution Corp.                        48,075
       1,200    (2)    Central Garden & Pet Co.                                   59,496
       1,000   (2)(,3) Chattem, Inc.                                              40,050
       2,600    (3)    Chiquita Brands International                              47,086
        342     (3)    Coca-Cola Bottling Co.                                     15,373
       5,096    (3)    Corn Products International, Inc.                          138,968
       5,000    (2)    Darling International, Inc.                                22,350
       2,904    (3)    Delta & Pine Land Co.                                      68,360
       2,000   (2)(,3) Elizabeth Arden, Inc.                                      42,280
        510     (3)    Farmer Brothers Co.                                        10,618
       4,174    (3)    Flowers Foods, Inc.                                        114,827
       3,700    (2)    Gold Kist, Inc.                                            55,907
       1,647   (2)(,3) Great Atlantic & Pacific Tea Co., Inc.                     51,436
        100    (2)(,3) Green Mountain Coffee, Inc.                                 3,830
       1,666    (2)    Hain Celestial Group, Inc.                                 38,834
       1,100   (2)(,3) Hansen Natural Corp.                                       96,580
       1,690           Ingles Markets, Inc., Class A                              27,192
        500     (3)    Inter Parfums, Inc.                                         9,400
       1,000           J&J Snack Foods Corp.                                      30,280
       1,600           Lancaster Colony Corp.                                     66,352
       2,695           Lance, Inc.                                                58,374
       1,953    (3)    Longs Drug Stores Corp.                                    68,335
        900     (2)    M & F Worldwide Corp.                                      13,842
       1,300    (3)    Mannatech, Inc.                                            18,564
        300     (2)    Maui Land & Pineapple Co., Inc.                            11,670
       4,100    (2)    NBTY, Inc.                                                 84,829
        600     (3)    Nash Finch Co.                                             17,760
        600     (2)    National Beverage Corp.                                     5,178
       1,200           Natures Sunshine Products, Inc.                            21,192
       3,507           Nu Skin Enterprises, Inc., Class A                         68,246
        200    (2)(,3) Parlux Fragrances, Inc.                                     6,692
       4,600    (2)    Pathmark Stores, Inc.                                      49,956
       1,400   (2)(,3) Peet's Coffee & Tea, Inc.                                  43,148
       2,200   (2)(,3) Performance Food Group Co.                                 60,654
       2,725    (2)    Playtex Products, Inc.                                     36,569
        800     (2)    Premium Standard Farms, Inc.                               11,384
       2,567   (2)(,3) Ralcorp Holdings, Inc.                                     100,883
        900     (3)    Reddy Ice Group, Inc.                                      20,241
      11,355   (2)(,3) Revlon, Inc., Class A                                      39,288
       2,664           Ruddick Corp.                                              61,565
       1,200    (3)    Sanderson Farms, Inc.                                      33,600
        600    (2)(,3) Sanfilippo (John B. & Sons), Inc.                           7,878
        33      (3)    Seaboard Corp.                                             48,510
       1,069    (2)    Smart & Final, Inc.                                        14,538
       2,000   (2)(,3) Spartan Stores, Inc.                                       23,740
       3,300   (2)(,3) Star Scientific, Inc.                                      10,395
        300            The Anderson's, Inc.                                       14,685
       1,200    (2)    The Boston Beer Co., Inc., Class  A                        31,080
       1,700    (3)    Tootsie Roll Industries, Inc.                              49,385
       2,748    (3)    Topps Co.                                                  21,270
        800    (2)(,3) USANA, Inc.                                                32,088
       2,572   (2)(,3) United Natural Foods, Inc.                                 83,153
       1,888    (3)    Universal Corp.                                            89,208
       2,502    (3)    Vector Group Ltd.                                          45,461
       1,649           WD 40 Co.                                                  51,795
       1,100    (3)    Weis Markets, Inc.                                         46,145
       2,628   (2)(,3) Wild Oats Markets, Inc.                                    31,773
                       TOTAL                                                     2,559,718
                       Energy--6.4%
       1,200    (2)    ATP Oil & Gas Corp.                                        51,060
        900     (2)    Alon USA Energy, Inc.                                      19,422
       2,300    (2)    Alpha Natural Resources, Inc.                              54,119
       1,053    (2)    Atlas America, Inc.                                        73,973
        842     (2)    Atwood Oceanics, Inc.                                      81,783
       1,397    (3)    Berry Petroleum Co., Class A                               111,006
       1,000    (2)    Bill Barrett Corp.                                         38,400
        500    (2)(,3) Bois d'Arc Energy, Inc.                                     9,410
       1,900    (2)    Brigham Exploration Co.                                    23,427
        400     (2)    Bronco Drilling Co., Inc.                                  12,652
       3,376           Cabot Oil & Gas Corp., Class A                             174,100
       5,356   (2)(,3) Cal Dive International, Inc.                               224,845
       1,000    (2)    Callon Petroleum Corp.                                     18,920
       1,602    (3)    Carbo Ceramics, Inc.                                       107,927
       1,900   (2)(,3) Carrizo Oil & Gas, Inc.                                    54,834
       3,800   (2)(,3) Cheniere Energy, Inc.                                      147,744
       5,681    (3)    Cimarex Energy Co.                                         258,826
        500    (2)(,3) Clayton Williams Energy, Inc.                              27,315
       2,846    (2)    Comstock Resources, Inc.                                   91,072
        300            Crosstex Energy, Inc.                                      24,066
       2,900   (2)(,3) Delta Petroleum Corp.                                      71,659
        381    (2)(,3) Dril-Quip, Inc.                                            23,992
        800    (2)(,3) Edge Petroleum Corp.                                       26,536
       3,500    (2)    Encore Aquisition Co.                                      126,525
       2,800   (2)(,3) Endeavour International Corp.                               9,408
       2,200   (2)(,3) Energy Partners Ltd.                                       61,754
       3,300    (2)    FX Energy, Inc.                                            19,536
       1,900           Foundation Coal Holdings, Inc.                             84,474
       3,734    (3)    Frontier Oil Corp.                                         176,954
       3,400   (2)(,3) Gasco Energy, Inc.                                         24,140
       1,200    (2)    Giant Industries, Inc.                                     83,868
       6,700   (2)(,3) Global Industries Ltd.                                     93,800
       1,200   (2)(,3) Goodrich Petroleum Corp.                                   34,308
      14,698   (2)(,3) Grey Wolf, Inc.                                            129,342
       1,039    (3)    Gulf Island Fabrication, Inc.                              29,123
       1,200   (2)(,3) Gulfmark Offshore, Inc.                                    39,312
       6,900   (2)(,3) Hanover Compressor Co.                                     114,264
       2,900   (2)(,3) Harvest Natural Resources, Inc.                            27,637
        700     (2)    Hercules Offshore, Inc.                                    25,067
       1,600           Holly Corp.                                                117,760
       1,140   (2)(,3) Hornbeck Offshore Services, Inc.                           45,349
       1,200    (2)    Hydril Co.                                                 98,820
       5,364   (2)(,3) Input/Output, Inc.                                         42,215
        800    (2)(,3) James River Coal Co.                                       34,040
       3,900   (2)(,3) KCS Energy, Inc.                                           113,217
       4,200   (2)(,3) KFX, Inc.                                                  84,378
       2,268    (2)    Lone Star Technologies, Inc.                               129,049
        900            Lufkin Industries, Inc.                                    60,660
        500            Maritrans, Inc.                                            13,135
       2,903   (2)(,3) Maverick Tube Corp.                                        138,909
       2,000   (2)(,3) McMoRan Exploration Co.                                    40,640
       6,786    (2)    Meridian Resource Corp.                                    33,998
        806            NGP Capital Resources Co.                                  11,848
       1,591   (2)(,3) NS Group, Inc.                                             71,913
       6,583    (2)    Newpark Resources, Inc.                                    59,839
       2,192    (2)    Oceaneering International, Inc.                            130,227
       1,609    (2)    Offshore Logistics, Inc.                                   57,763
       2,800   (2)(,3) Oil States International, Inc.                             114,520
       2,800    (2)    Parallel Petroleum Corp.                                   59,164
       7,537    (2)    Parker Drilling Co.                                        90,293
       1,422    (3)    Penn Virginia Corp.                                        93,027
       3,600   (2)(,3) PetroQuest Energy, Inc.                                    41,400
       4,361    (2)    Petrohawk Energy Corp.                                     69,776
       1,600    (2)    Petroleum Development Corp.                                68,576
       1,100    (2)    Pioneer Drilling Co.                                       25,080
       1,711           RPC Energy Services, Inc.                                  56,617
       1,900    (2)    Remington Oil & Gas Corp.                                  85,120
       1,100           Resource America, Inc., Class A                            19,811
       1,440   (2)(,3) SEACOR SMIT, Inc.                                          106,963
       4,416    (3)    St. Mary Land & Exploration Co.                            192,714
       2,031   (2)(,3) Stone Energy Corp.                                         101,570
       5,619    (2)    Superior Energy Services, Inc.                             152,556
        500     (2)    Superior Well Services, Inc.                               14,005
       2,223    (2)    Swift Energy Co.                                           109,861
       3,000   (2)(,3) Syntroleum Corp.                                           34,050
       2,750    (2)    Tetra Technologies, Inc.                                   109,120
       2,020    (2)    The Houston Exploration Co.                                125,422
       3,200    (2)    Todco, Class A                                             142,720
       1,400   (2)(,3) Toreador Resources Corp.                                   43,666
       3,602    (2)    Transmontaigne Co.                                         32,094
       1,300   (2)(,3) Tri-Valley Corp.                                           11,271
       6,683    (3)    USEC, Inc.                                                 102,183
        967     (2)    Universal Compression Holdings, Inc.                       46,416
       2,359   (2)(,3) Veritas DGC, Inc.                                          106,297
       1,000           W&T Offshore, Inc.                                         39,920
       2,300    (2)    W-H Energy Services, Inc.                                  111,044
       1,500   (2)(,3) Warren Resources, Inc.                                     26,535
       2,590    (2)    Whiting Petroleum Corp.                                    119,917
       2,000           World Fuel Services Corp.                                  68,920
                       TOTAL                                                     6,610,988
                       Financials--19.6%
        958            1st Source Corp.                                           25,320
       2,200           21st Century Insurance Group                               35,728
        900    (2)(,3) ACE Cash Express, Inc.                                     23,652
       1,000    (3)    ASTA Funding, Inc.                                         30,670
       3,200           Aames Investment Corp.                                     20,928
       2,700           Acadia Realty Trust                                        57,591
       1,400    (2)    Accredited Home Lenders Holding Co.                        73,542
       5,400           Advance America Cash Advance, Inc.                         76,950
       1,600           Advanta Corp., Class B                                     55,376
        950     (3)    Affirmative Insurance Holdings, Inc.                       13,509
       2,000    (2)    Affordable Residential Communities                         18,980
        300            Agree Realty Corp.                                          8,970
        996            Alabama National Bancorp                                   69,242
        119     (2)    Alexander's, Inc.                                          29,375
       1,750           Alexandria Real Estate Equities, Inc.                      154,437
       2,562           Alfa Corp.                                                 43,528
       1,980           Amcore Financial, Inc.                                     60,053
       1,200           American Campus Communities, Inc.                          29,760
       2,500    (3)    American Equity Investment Life Holding Co.                35,125
       3,302           American Home Mortgage Investment Corp.                    94,437
        700     (2)    American Physicians Capital, Inc.                          34,230
       1,360    (2)    AmericanWest Bancorp.                                      33,334
        980     (3)    Ameris Bancorp                                             20,129
        300     (3)    Ames National Corp.                                         7,854
       1,988           Amli Residential Properties Trust                          75,305
       1,805    (3)    Anchor Bancorp Wisconsin, Inc.                             56,190
       4,200           Anthracite Capital, Inc.                                   47,124
       3,700           Anworth Mortgage Asset Corp.                               30,414
       4,999           Apollo Investment Corp.                                    91,132
        700            Arbor Realty Trust, Inc.                                   18,389
       2,300   (2)(,3) Archipelago Holdings, Inc.                                 130,778
       2,429    (3)    Ares Capital Corp.                                         40,321
       2,169   (2)(,3) Argonaut Group, Inc.                                       77,108
        702            Arrow Financial Corp.                                      19,045
       3,700           Ashford Hospitality Trust                                  45,288
        400     (2)    Asset Acceptance Capital Corp.                              9,760
       2,550    (2)    BFC Financial Corp., Class A                               15,223
        800     (3)    BKF Capital Group, Inc.                                    10,384
        973            Baldwin & Lyons, Inc., Class B                             24,422
        200            Banc Corp.                                                  2,280
        289            BancFirst Corp.                                            24,033
        300            BancTrust Financial Group, Inc.                             6,210
        730    (2)(,3) Bancorp, Inc., DE                                          14,490
       6,000           Bancorpsouth, Inc.                                         138,240
        990     (3)    Bank Granite Corp.                                         20,325
       4,535           Bank Mutual Corp.                                          50,656
        900     (3)    Bank of the Ozarks, Inc.                                   32,796
       3,400           BankAtlantic Bancorp, Inc., Class A                        47,600
       2,000    (2)    BankFinancial Corp.                                        30,460
       1,400           BankUnited Financial Corp., Class A                        39,340
        800            Banner Corp.                                               25,752
       1,573           Bedford Property Investors, Inc.                           36,494
        400            Berkshire Hills Bancorp, Inc.                              13,248
        600     (3)    Beverly Hills Bancorp, Inc.                                 6,390
       1,000           Bimini Mortgage Management, Inc., Class A                   9,430
       3,450           BioMed Realty Trust, Inc.                                  92,563
       2,300    (3)    Boston Private Financial Holdings                          70,242
       2,100    (2)    Boykin Lodging Co.                                         27,300
       6,173           Brandywine Realty Trust                                    194,141
       1,000           Bristol West Holdings, Inc.                                18,250
       4,850    (3)    Brookline Bancorp, Inc.                                    72,701
       1,172    (2)    CNA Surety Corp.                                           18,857
       4,469           CVB Financial Corp.                                        73,511
       2,000           Calamos Asset Management, Inc.                             69,480
        600            Camden National Corp.                                      21,900
        921     (3)    Capital City Bank Group, Inc.                              32,760
        700            Capital Corp. of the West                                  23,919
        800     (2)    Capital Crossing Bank                                      27,968
       2,800           Capital Lease Funding, Inc.                                29,820
        200            Capital Southwest Corp.                                    18,672
        700     (3)    Capital Trust, Inc.                                        21,700
        800            Capitol Bancorp Ltd.                                       35,520
       1,325           Cascade Bancorp                                            34,450
       2,357           Cash America International, Inc.                           62,437
       3,558    (3)    Cathay Bancorp, Inc.                                       127,056
       1,600    (3)    Cedar Shopping Centers, Inc.                               23,664
       3,500   (2)(,3) Centennial Bank Holdings, Inc.                             43,295
       1,300           Center Financial Corp.                                     31,538
        900            Centracore Properties Trust                                25,578
        906     (2)    Central Coast Bancorp                                      22,677
       2,591           Central Pacific Financial Corp.                            95,349
       1,900    (2)    Ceres Group, Inc.                                          10,640
        200     (3)    Charter Financial Corp.                                     7,608
       3,560           Charter Municipal Mortgage Acceptance Co.                  78,498
       1,976    (3)    Chemical Financial Corp.                                   62,145
       2,962           Chittenden Corp.                                           84,032
        404     (3)    Citizens & Northern Corp.                                  12,092
       2,700           Citizens Banking Corp.                                     75,114
       2,649    (2)    Citizens, Inc., Class A                                    14,147
        588            City Bank Lynwood, WA                                      23,832
       1,500           City Holding Co.                                           55,890
       1,300           Clark, Inc.                                                17,173
        600            Clifton Savings Bancorp, Inc.                               6,240
       1,025    (3)    CoBiz, Inc.                                                18,870
       1,217    (3)    Coastal Financial Corp.                                    17,586
        400     (3)    Cohen & Steers, Inc.                                        8,564
        650     (2)    Collegiate Funding Services                                12,948
       3,039           Colonial Properties Trust                                  140,463
        100     (3)    Colony Bankcorp, Inc.                                       2,410
        500     (3)    Columbia Bancorp                                           21,145
       1,521           Columbia Banking Systems, Inc.                             49,052
       1,200           Columbia Equity Trust, Inc.                                19,860
        125     (3)    Commercial Bankshares, Inc.                                 4,664
       3,629    (3)    Commercial Capital Bancorp, Inc.                           56,649
       3,986           Commercial Net Lease Realty                                91,399
        700    (2)(,3) Community Bancorp                                          21,833
       2,100           Community Bank System, Inc.                                48,846
       1,716           Community Banks, Inc.                                      49,232
       1,034           Community Trust Bancorp, Inc.                              36,376
       1,467    (2)    CompuCredit Corp.                                          58,915
        400     (3)    Consolidated Tomoka Co.                                    28,236
       2,200           Corporate Office Properties Trust                          89,078
       1,162    (3)    Corus Bankshares, Inc.                                     74,612
       3,000           Cousins Properties, Inc.                                   93,660
       8,370    (2)    Covanta Holding Corp.                                      144,801
       1,862    (3)    Crawford & Co., Class B                                    12,066
       2,000           Deerfield Triarc Capital Corp.                             26,280
       2,175    (3)    Delphi Financial Group, Inc., Class A                      103,660
        200     (3)    Delta Financial Corp.                                       1,862
       2,800           DiamondRock Hospitality Co.                                36,400
        100            Digital Realty Trust, Inc.                                  2,589
       2,657           Dime Community Bancorp, Inc.                               39,297
       1,700    (3)    Direct General Corp.                                       28,934
        533            Donegal Group, Inc., Class A                               12,392
       5,500    (3)    Doral Financial Corp.                                      59,785
       4,500           ECC Capital Corp.                                           9,990
        100            EMC Insurance Group, Inc.                                   2,153
       1,787           EastGroup Properties, Inc.                                 84,382
       1,700           Education Realty Trust, Inc.                               22,151
        900    (2)(,3) Encore Capital Group, Inc.                                 16,974
        200    (2)(,3) Enterprise Financial Services Corp.                         4,860
       1,932           Entertainment Properties Trust                             83,965
       4,691           Equity Inns, Inc.                                          74,118
       1,551           Equity Lifestyle Properties, Inc.                          71,346
       2,668           Equity One, Inc.                                           63,952
        500     (2)    Eurobancshares, Inc.                                        7,085
       2,900           Extra Space Storage, Inc.                                  44,515
       1,028           FBL Financial Group, Inc., Class A                         34,284
       3,900    (3)    FNB Corp.                                                  65,676
        600     (3)    FNB Corp.                                                  20,694
        800     (2)    FPIC Insurance Group, Inc.                                 29,800
        504     (3)    Farmers Capital Bank Corp.                                 16,703
       1,000    (3)    Federal Agricultural Mortgage Association, Class
                       C                                                          28,380
       3,892           FelCor Lodging Trust, Inc.                                 77,295
       1,300    (3)    Fidelity Bankshares, Inc.                                  44,291
       3,800           Fieldstone Investment Corp.                                47,348
       1,229    (3)    Financial Federal Corp.                                    54,998
        700     (3)    Financial Institutions, Inc.                               14,644
       1,000   (2)(,3) First Acceptance Corp.                                     11,200
       5,900    (3)    First BanCorp                                              75,402
        950            First Bancorp, Inc.                                        21,365
       1,046           First Busey Corp.                                          21,485
       1,400   (2)(,3) First Cash Financial Services, Inc.                        48,860
       2,386           First Charter Corp.                                        57,264
        467            First Citizens Bancshares, Inc., Class A                   89,692
       5,425    (3)    First Commmonwealth Financial Corp.                        73,237
       1,300           First Community Bancorp                                    78,130
        768            First Community Bancshares, Inc.                           26,212
        200            First Defiance Financial Corp.                              5,404
       2,741    (3)    First Financial Bancorp                                    48,488
       1,344           First Financial Bankshares, Inc.                           49,231
       1,088           First Financial Corp.                                      30,464
       1,072           First Financial Holdings, Inc.                             33,318
        871            First Indiana Corp.                                        29,118
       2,800           First Industrial Realty Trust                              109,396
       1,415           First Merchants Corp.                                      36,210
       3,000           First Midwest Bancorp, Inc.                                104,730
       9,143           First Niagara Financial Group, Inc.                        126,173
        450            First Oak Brook Bancshares, Inc.                           12,330
       1,000           First Place Financial Corp.                                24,040
        900            First Potomac Realty Trust                                 26,469
       1,750    (3)    First Republic Bank                                        66,430
        100     (3)    First South Bancorp, Inc.                                   3,735
       1,700           First State Bancorporation                                 44,387
       1,038   (2)(,3) FirstFed Financial Corp.                                   65,083
       2,450    (3)    Flagstar Bancorp, Inc.                                     37,191
       1,325           Flushing Financial Corp.                                   21,266
       1,100    (2)    Franklin Bank Corp.                                        18,986
       4,700    (3)    Fremont General Corp.                                      115,150
       1,944           Frontier Financial Corp.                                   63,705
        522     (3)    GAMCO Investors, Inc., Class A                             23,276
        550     (3)    GB&T Bancshares, Inc.                                      11,979
        500     (2)    GFI Group, Inc.                                            27,295
       3,040           GMH Communities Trust                                      49,035
       1,400           Getty Realty Holding Corp.                                 39,942
       1,931    (3)    Glacier Bancorp, Inc.                                      61,367
       1,400           Gladstone Investment Corp.                                 20,461
       1,993           Glenborough Realty Trust, Inc.                             39,222
       2,765           Glimcher Realty Trust                                      75,595
       2,110           Gold Banc Corp., Inc.                                      38,318
       2,700           Government Properties Trust, Inc.                          22,869
        700            Gramercy Capital Corp.                                     18,438
        663            Great American Financial Resources, Inc.                   15,150
        800     (3)    Great Southern Bancorp, Inc.                               22,840
       3,300    (3)    Greater Bay Bancorp                                        85,602
        900            Greene County Bancshares, Inc.                             25,416
       1,000    (3)    Greenhill & Co., Inc.                                      57,180
       2,006           Hancock Holding Co.                                        82,246
       2,480           Hanmi Financial Corp.                                      47,095
       1,675           Harbor Florida Bancshares, Inc.                            65,241
       1,554    (3)    Harleysville Group, Inc.                                   42,828
       2,095           Harleysville National Corp.                                54,784
       1,900    (2)    Harris & Harris Group, Inc.                                29,298
        850     (3)    Heartland Financial USA, Inc.                              18,377
       1,500    (2)    Heritage Commerce Corp.                                    32,625
       2,100           Heritage Property Investment                               74,550
       2,500           Hersha Hospitality Trust                                   23,775
       2,300           Highland Hospitality Corp.                                 27,738
       3,700           Highwoods Properties, Inc.                                 116,698
       2,496    (3)    Hilb Rogal & Hamilton Co.                                  97,044
       2,015           Home Properties of New York, Inc.                          92,428
       3,350           Homebanc Corp.                                             27,905
       3,293           Horace Mann Educators Corp.                                64,510
        800            Horizon Financial Corp.                                    20,120
       5,900           IMPAC Mortgage Holdings, Inc.                              51,566
        600     (2)    ITLA Capital Corp.                                         27,960
        999            Iberiabank Corp.                                           55,245
        32             Imperial Credit Industries, Inc., Warrants                    0
        340            Independence Holdings Co.                                   7,667
       1,200    (3)    Independent Bank Corp.- Massachusetts                      35,388
       1,911           Independent Bank Corp.- Michigan                           52,782
       1,700           Infinity Property & Casualty                               65,586
       4,700           Inland Real Estate Corp.                                   72,051
       3,301           Innkeepers USA Trust                                       58,626
       1,262           Integra Bank Corp.                                         27,890
       1,300    (2)    InterContinentalExchange, Inc.                             66,066
       1,300           Interchange Financial Services Corp.                       23,790
        600    (2)(,3) International Securities Exchange, Inc.                    22,290
       3,100    (2)    Investment Technology Group, Inc.                          139,438
       4,200    (2)    Investors Bancorp, Inc.                                    50,316
       3,500           Investors Real Estate Trust                                33,880
       1,407    (3)    Irwin Financial Corp.                                      30,138
       1,000           Jer Investors Trust, Inc.                                  17,800
       2,683    (3)    Jones Lang LaSalle, Inc.                                   157,948
        900     (2)    KMG America Corp.                                           8,100
       2,200           KNBT Bancorp, Inc.                                         35,200
        255            Kansas City Life Insurance Co.                             12,855
       1,800    (3)    Kearny Financial Corp.                                     24,300
       2,196           Kilroy Realty Corp.                                        148,428
       1,630           Kite Realty Group Trust                                    25,705
       8,600    (2)    Knight Capital Group, Inc., Class A                        97,954
       1,300           LTC Properties, Inc.                                       29,341
       2,120           LaSalle Hotel Properties                                   81,026
       4,400   (2)(,3) Labranche & Co. Inc.                                       50,380
       1,230    (3)    Lakeland Bancorp, Inc.                                     19,262
        500            Lakeland Financial Corp.                                   22,080
       1,139    (3)    LandAmerica Financial Group, Inc.                          75,151
       3,730           Lexington Corporate Properties Trust                       82,806
       4,020           Longview Fibre Co.                                         76,581
       3,900           Luminent Mortgage Capital, Inc.                            32,448
       2,521           MAF Bancorp, Inc.                                          108,378
       1,600    (3)    MB Financial, Inc.                                         56,112
       1,138    (3)    MBT Financial Corp.                                        19,835
       3,100           MCG Capital Corp.                                          48,360
       6,400           MFA Mortgage Investments, Inc.                             41,472
        786            Macatawa Bank Corp.                                        29,278
       3,000           Maguire Properties, Inc.                                   101,400
       1,200    (3)    Main Street Banks, Inc.                                    30,600
       1,410           MainSource Financial Group, Inc.                           27,213
       2,200   (2)(,3) Marketaxess Holdings, Inc.                                 28,380
        200     (2)    Marlin Business Services, Inc.                              4,596
       1,100           Medical PPTYS Trust, Inc.                                  10,516
        882            Mercantile Bancorporation, Inc.                            34,574
       6,765    (2)    MeriStar Hospitality Corp.                                 69,409
       1,481           Mid-American Apartment Communities, Inc.                   75,605
       1,840    (3)    Mid-State Bancshares                                       51,483
        788     (3)    Midland Co.                                                29,392
        900            Midwest Banc Holdings, Inc.                                21,393
        250            MortgageIT Holdings, Inc.                                   3,362
        200     (3)    NASB Financial, Inc.                                        7,828
        566     (3)    NBC Capital Corp.                                          14,088
       2,523           NBT Bancorp, Inc.                                          58,407
       2,000    (3)    Nara Bancorp, Inc.                                         35,800
       3,400   (2)(,3) Nasdaq Stock Market, Inc.                                  142,494
       2,700           National Financial Partners Corp.                          144,477
       1,821           National Health Investors, Inc.                            49,895
       3,291    (3)    National Penn Bancshares, Inc.                             74,969
        191     (2)    National Western Life Insurance Co., Class A               41,256
       5,301           Nationwide Health Properties, Inc.                         121,234
        700     (2)    Navigators Group, Inc.                                     31,269
       4,817           Net.B@nk, Inc.                                             36,176
       8,300    (3)    Newalliance Bancshares, Inc.                               120,848
       3,200           Newcastle Investment Corp.                                 87,040
       1,200    (3)    Newkirk Realty Trust, Inc.                                 18,828
        300     (3)    Northern Empire Bancshares                                  7,590
        700            Northstar Realty Finance Corp.                              7,679
       1,300           Northwest Bancorp, Inc.                                    28,782
       2,400           Northwestern                                               75,216
        300     (3)    Northwestern                                                9,135
       2,300           Novastar Financial, Inc.                                   72,427
        708     (3)    OceanFirst Financial Corp.                                 16,765
       2,705   (2)(,3) Ocwen Financial Corp.                                      27,239
        500     (3)    Odyssey Re Holdings Corp.                                  12,315
       4,919           Ohio Casualty Corp.                                        148,259
       5,410    (3)    Old National Bancorp                                       113,231
       1,098    (3)    Old Second Bancorp, Inc.                                   34,159
        839     (3)    Omega Financial Corp.                                      25,824
       4,000           Omega Healthcare Investors                                 52,440
        200            One Liberty Properties, Inc.                                3,980
       1,700    (3)    OptionsXpress Holdings, Inc.                               49,640
       1,591           Oriental Financial Group                                   21,908
       1,300    (3)    Origen Financial, Inc.                                      8,983
       1,776           PFF Bancorp, Inc.                                          56,210
       2,919    (2)    PMA Capital Corp.                                          27,118
       1,229           PS Business Parks, Inc.                                    67,411
       3,589    (3)    Pacific Capital Bancorp                                    132,039
        965     (3)    Park National Corp.                                        113,108
       1,040           Parkway Properties, Inc.                                   44,013
       2,921           Partners Trust Financial Group, Inc.                       34,468
        637     (3)    Peapack-Gladstone Financial Corp.                          17,823
        700     (3)    PennFed Financial Services, Inc.                           12,880
        100    (2)(,3) Pennsylvania Commerce Bancorp, Inc.                         3,329
       2,596           Pennsylvania Real Estate Investment Trust                  105,553
       1,045           Peoples Bancorp, Inc.                                      31,036
       6,800    (3)    Phoenix Cos., Inc.                                         102,612
       1,000   (2)(,3) Pinnacle Financial Partners, Inc.                          25,550
       1,544    (2)    Piper Jaffray Cos., Inc.                                   69,218
        300            Placer Sierra Bancshares                                    7,992
       2,600           Post Properties, Inc.                                      105,794
       1,927           Potlatch Corp.                                             98,720
        100            Preferred Bank Los Angeles, CA                              4,710
        400     (2)    PremierWest Bancorp                                         6,100
       1,653           Presidential Life Corp.                                    35,490
       1,500    (3)    PrivateBancorp, Inc.                                       56,715
       1,980   (2)(,3) ProAssurance Corp.                                         101,356
       1,400    (3)    Prosperity Bancshares, Inc.                                40,782
       2,067           Provident Bankshares Corp.                                 75,921
        400            Provident Financial Holdings, Inc.                         11,548
       5,530           Provident Financial Services, Inc.                         101,199
       2,772    (3)    Provident New York Bancorp                                 30,852
       2,472           R&G Financial Corp., Class B                               32,111
       2,000           RAIT Investment Trust                                      54,220
       1,810           RLI Corp.                                                  98,916
       1,200           Ramco-Gershenson Properties                                33,816
       1,600           Redwood Trust, Inc.                                        69,520
        800            Renasant Corp.                                             27,080
       4,743    (3)    Republic Bancorp, Inc.                                     61,422
        682            Republic Bancorp, Inc.                                     14,111
        800     (2)    Rockville Financial, Inc.                                  11,352
        358     (3)    Royal Bancshares of Pennsylvania                            8,681
       1,671           S & T Bancorp, Inc.                                        61,443
       1,000           S.Y. Bancorp, Inc.                                         24,950
        687     (3)    SCBT Financial Corp.                                       23,578
       2,300   (2)(,3) SVB Financial Group                                        113,804
       1,242           SWS Group, Inc.                                            28,852
        600     (3)    Safety Insurance Group, Inc.                               24,060
       1,000           Sanders Morris Harris Group, Inc.                          16,210
       1,219    (3)    Sandy Spring Bancorp, Inc.                                 42,555
        413     (3)    Santander BanCorp                                          10,556
       1,029           Saul Centers, Inc.                                         38,073
       3,900           Saxon Capital, Inc.                                        46,566
        920            Seacoast Banking Corp. of Florida                          23,258
        600            Secutity Bank Corp.                                        13,560
       2,296           Selective Insurance Group, Inc.                            133,168
       4,543           Senior Housing Properties Trust                            81,456
        900    (2)(,3) Signature Bank                                             27,405
       1,100    (3)    Simmons 1st National Corp., Class A                        31,042
        700            Sizeler Property Investment, Inc.                           9,982
        300     (3)    Sound Federal Bancorp, Inc.                                 5,682
        814            Southside Bancshares, Inc.                                 16,834
       1,600           Southwest Bancorp, Inc.                                    35,664
       1,555           Sovran Self Storage, Inc.                                  77,019
       5,300           Spirit Finance Corp.                                       63,812
       1,047           State Auto Financial Corp.                                 40,278
        793            State Bancorp, Inc.                                        12,371
       1,285    (3)    Sterling Bancorp                                           29,748
       2,474           Sterling Bancshares, Inc.                                  41,439
       2,087           Sterling Financial Corp.                                   43,222
       2,408           Sterling Financial Corp.                                   67,472
       1,277           Stewart Information Services Corp.                         68,256
        266    (2)(,3) Stifel Financial Corp.                                     10,353
       3,750           Strategic Hotel Capital, Inc.                              80,250
        900     (3)    Suffolk Bancorp                                            32,346
        300            Summit Bancshares, Inc.                                     5,895
        100            Summit Financial Group, Inc.                                2,483
        935     (2)    Sun Bancorp, Inc.                                          18,289
       1,266           Sun Communities, Inc.                                      42,069
       2,200           Sunstone Hotel Investors, Inc.                             64,900
       3,630    (3)    Susquehanna Bankshares, Inc.                               87,628
       2,490           Tanger Factory Outlet Centers, Inc.                        78,460
       3,846           Taubman Centers, Inc.                                      144,417
        100            Taylor Capital Group, Inc.                                  3,876
        400            Technology Investment Capital Corp                          6,168
        608    (2)(,3) Tejon Ranch Co.                                            25,791
       1,700    (2)    Texas Capital Bancshares, Inc.                             37,315
       3,580    (3)    Texas Regional Bancshares, Inc., Class A                   110,192
        100    (2)(,3) The Enstar Group, Inc.                                      7,486
       1,800           TierOne Corp.                                              58,518
        659            Tompkins County TrustCo., Inc.                             31,355
        800     (3)    Tower Group, Inc.                                          15,368
        916            Town & Country Trust                                       33,938
       1,500   (2)(,3) Tradestation Group, Inc.                                   26,535
       2,500    (2)    Trammell Crow Co.                                          71,025
        900            TriCo Bancshares                                           21,852
        767    (2)(,3) Triad Guaranty, Inc.                                       32,214
       5,931    (3)    Trustco Bank Corp.                                         75,205
       3,700    (3)    Trustmark Corp.                                            104,784
       5,200    (3)    Trustreet Properties, Inc.                                 76,388
       3,250           U-Store-It Trust                                           69,485
       2,800   (2)(,3) U.S.I. Holdings Corp.                                      39,424
       6,000    (3)    UCBH Holdings, Inc.                                        104,100
       2,858           UICI                                                       104,403
        950     (3)    UMB Financial Corp.                                        63,992
        964            USB Holdings Co., Inc.                                     21,507
       3,564    (3)    Umpqua Holdings Corp.                                      100,434
        700            Union Bankshares Corp.                                     31,633
       3,100           United Bankshares, Inc.                                    115,537
        100    (2)(,3) United Capital Corp.                                        2,600
       2,150    (3)    United Community Banks, Inc.                               60,007
       2,092           United Community Financial Corp.                           26,861
       1,300           United Fire & Casualty Co.                                 53,326
        400     (2)    United PanAm Financial Corp.                               11,756
        100            United Security Bancshares                                  2,965
       2,200    (2)    Universal American Financial Corp.                         36,234
       1,200           Universal Health Realty Trust, Inc.                        41,892
        900     (3)    Univest Corp.                                              22,860
       1,960           Unizan Financial Corp.                                     52,508
       1,600           Urstadt Biddle Properties, Class A                         27,936
        781    (2)(,3) Virginia Commerce Bancorp, Inc.                            25,234
        600            Virginia Financial Group, Inc.                             24,000
       7,600    (3)    W Holding Co., Inc.                                        65,436
        600            WSFS Financial Corp.                                       37,890
       5,100           Waddell & Reed Financial, Inc., Class A                    113,628
       3,202           Washington Real Estate Investment Trust                    105,602
       1,000    (3)    Washington Trust Bancorp                                   26,960
       1,835           Wesbanco, Inc.                                             54,628
       1,370    (3)    West Bancorp., Inc.                                        26,167
       1,200           West Coast Bancorp                                         32,892
       2,200    (3)    WestAmerica Bancorp.                                       118,404
        502    (2)(,3) Western Sierra Bancorp                                     20,100
        100            Westfield Financial, Inc.                                   2,512
       1,200    (3)    Wilshire Bancorp, Inc.                                     21,180
       1,800           Winston Hotels, Inc.                                       18,432
       1,499           Wintrust Financial Corp.                                   80,496
       1,800    (2)    World Acceptance Corp.                                     51,048
       1,000           Yardville National Bancorp                                 36,050
       1,768           Zenith National Insurance Corp.                            97,753
       2,259    (2)    eSpeed, Inc., Class A                                      20,738
                       TOTAL                                                    20,227,956
                       Health Care--11.7%
       2,000   (2)(,3) AMICAS, Inc.                                               10,360
       1,393    (2)    AMN Healthcare Services, Inc.                              28,097
       1,600   (2)(,3) AVANIR Pharmaceuticals, Class A                            24,800
       9,700   (2)(,3) Aastrom Biosciences, Inc.                                  20,176
       1,300    (2)    Abaxis, Inc.                                               25,896
       6,800   (2)(,3) Abgenix, Inc.                                              150,076
       1,000   (2)(,3) Abiomed, Inc.                                              10,950
        600    (2)(,3) Acadia Pharmaceuticals, Inc.                                7,872
        700     (2)    Adams Respiratory Therapeutics, Inc.                       30,226
        800     (2)    Adeza Biomedical Corp.                                     17,712
       3,700    (2)    Adolor Corp.                                               56,610
       2,394    (2)    Albany Molecular Research, Inc.                            27,196
       2,403    (2)    Alexion Pharmaceuticals, Inc.                              69,254
       4,200   (2)(,3) Align Technology, Inc.                                     34,356
       6,500   (2)(,3) Alkermes, Inc.                                             158,210
       1,000   (2)(,3) Alliance Imaging, Inc.                                      4,720
       1,500   (2)(,3) Allied Healthcare International, Inc.                      10,065
       2,421   (2)(,3) Allscripts Healthcare Solutions, Inc.                      42,634
       3,045    (3)    Alpharma, Inc., Class A                                    101,855
        900    (2)(,3) Amedisys, Inc.                                             40,815
       1,150    (2)    America Service Group, Inc.                                20,988
        450     (2)    American Dental Partners, Inc.                              7,380
       2,600   (2)(,3) American Healthcorp, Inc.                                  116,168
       5,500    (2)    American Medical Systems Holdings, Inc.                    124,630
         1     (2)(,3) American Pharmaceutical Partners, Inc.                       33
       1,800   (2)(,3) American Retirement Corp.                                  49,014
       2,600    (2)    Amsurg Corp.                                               56,394
       8,200   (2)(,3) Amylin Pharmaceuticals, Inc.                               347,680
        795     (3)    Analogic Corp.                                             44,123
       5,400    (2)    Andrx Group                                                94,770
        900     (2)    Animas Corp.                                               21,978
       2,334   (2)(,3) Antigenics, Inc.                                           11,787
       5,800    (2)    Applera Corp.                                              68,208
       3,600    (2)    Apria Healthcare Group, Inc.                               87,732
       1,700   (2)(,3) ArQule, Inc.                                                9,146
       2,800   (2)(,3) Arena Pharmaceuticals, Inc.                                47,516
       4,102   (2)(,)(3Ariad Pharmaceutiacals, Inc.                               25,350
       1,600    (2)    Array BioPharma, Inc.                                      12,432
       1,474    (3)    Arrow International, Inc.                                  47,168
       2,062   (2)(,3) Arthrocare Corp.                                           92,357
       1,300   (2)(,3) Aspect Medical Systems, Inc.                               47,021
       3,300   (2)(,3) AtheroGenics, Inc.                                         58,575
        800    (2)(,3) Barrier Therapeutics, Inc.                                  6,064
       1,200   (2)(,3) Bentley Pharmaceuticals, Inc.                              26,436
       8,646   (2)(,3) Beverly Enterprises, Inc.                                  105,568
       1,400   (2)(,3) Bio Rad Laboratories, Inc., Class A                        94,360
        800    (2)(,3) Bio-Reference Laboratories, Inc.                           12,992
       5,094   (2)(,3) BioMarin Pharmaceutical, Inc.                              59,753
       2,000    (2)    BioScrip, Inc.                                             15,400
       2,400    (2)    Bioenvision, Inc.                                          19,488
       1,003   (2)(,3) Biosite Diagnostics, Inc.                                  50,070
        900            Brookdale Senior Living, Inc.                              30,375
       1,652    (2)    Bruker BioSciences Corp.                                    8,128
       1,500    (3)    CNS, Inc.                                                  32,805
       1,702   (2)(,3) CONMED Corp.                                               40,235
       2,457   (2)(,3) CV Therapeutics, Inc.                                      60,467
       1,000   (2)(,3) Caliper Technologies Corp.                                  5,860
       2,065    (3)    Cambrex Corp.                                              45,657
       1,800    (2)    Candela Corp.                                              26,946
        500     (2)    Cantel Medical Corp.                                        8,590
        400    (2)(,3) Caraco Pharmaceutical Laboratories, Ltd.                    4,684
       4,090   (2)(,3) Cell Genesys, Inc.                                         25,603
       5,206   (2)(,3) Cell Therapeutics, Inc.                                    10,516
       3,500    (2)    Centene Corp.                                              92,015
       3,300   (2)(,3) Cepheid, Inc.                                              32,505
       1,926           Chemed Corp.                                               102,386
        600    (2)(,3) Coley Pharmaceutical Group, Inc.                            9,186
        800            Computer Programs & Systems, Inc.                          34,088
       3,093   (2)(,3) Connetics Corp.                                            46,333
        700    (2)(,3) Conor Medsystems, Inc.                                     16,443
        514     (2)    Corvel Corp.                                                9,458
        400    (2)(,3) Cotherix, Inc.                                              3,708
       2,100    (2)    Cross Country Healthcare, Inc.                             41,496
       4,138   (2)(,3) Cubist Pharmaceuticals, Inc.                               89,546
       3,300   (2)(,3) CuraGen Corp.                                              13,035
       2,800   (2)(,3) Curis, Inc.                                                 7,616
       1,798   (2)(,3) Cyberonics, Inc.                                           53,958
       2,300   (2)(,3) Cypress Biosciences, Inc.                                  13,938
       1,500   (2)(,3) DJ Orthopedics, Inc.                                       49,245
       2,000   (2)(,3) DOV Pharmaceutical, Inc.                                   30,880
       1,000    (2)    DUSA Pharmaceuticals, Inc.                                 10,180
        959            Datascope Corp.                                            33,661
       4,300   (2)(,3) Decode Genetics, Inc.                                      41,022
       4,700   (2)(,3) Dendreon Corp.                                             23,735
       3,083   (2)(,3) Dendrite International, Inc.                               44,765
       1,800           Diagnostic Products Corp.                                  91,440
       1,096    (2)    Digene Corp.                                               36,387
       1,701   (2)(,3) Dionex Corp.                                               90,204
       4,200   (2)(,3) Discovery Laboratories, Inc.                               33,390
       1,925   (2)(,3) Diversa Corp.                                              10,376
       4,000   (2)(,3) Durect Corp.                                               17,840
       2,500   (2)(,3) EPIX Medical, Inc.                                         11,375
       2,894   (2)(,3) Eclipsys Corp.                                             63,842
        800    (2)(,3) Emageon, Inc.                                              14,800
       2,100   (2)(,3) Encore Medical Corp.                                       11,298
       4,584    (2)    Encysive Pharmaceuticals, Inc.                             43,410
       2,008   (2)(,3) Enzo Biochem, Inc.                                         26,184
       4,200   (2)(,3) Enzon, Inc.                                                30,576
        800    (2)(,3) Ev3, Inc.                                                  12,960
       5,155    (2)    Exelixis, Inc.                                             55,571
       2,400   (2)(,3) First Horizon Pharmaceutical Corp.                         40,344
      61,000           Five Star Quality Care, Inc., Rights                          0
       1,300   (2)(,3) Foxhollow Technologies, Inc.                               34,931
        100    (2)(,3) GTX, Inc.                                                   1,057
       1,250   (2)(,3) Genesis Healthcare Corp.                                   45,813
       1,400   (2)(,3) Genitope Corp.                                             12,614
       1,200    (2)    Gentiva Health Services, Inc.                              22,788
       4,340   (2)(,3) Geron Corp.                                                33,288
       1,700    (2)    Greatbatch Technologies, Inc.                              44,268
       1,664    (2)    Haemonetics Corp.                                          86,528
       1,600   (2)(,3) HealthExtras, Inc.                                         52,640
       2,100   (2)(,3) HealthTronics Surgical Services, Inc.                      17,157
        900    (2)(,3) Hi-Tech Pharmacal Co., Inc.                                23,319
       3,300   (2)(,3) Hologic, Inc.                                              169,818
       4,458    (3)    Hooper Holmes, Inc.                                        15,603
        500     (2)    Horizon Health Corp.                                       11,645
      10,100   (2)(,3) Human Genome Sciences, Inc.                                111,100
       1,300   (2)(,3) I-Flow Corp.                                               20,644
       5,200   (2)(,3) ICOS Corp.                                                 129,220
        800     (2)    ICU Medical, Inc.                                          28,832
       1,600    (2)    IRIS International, Inc.                                   36,576
        600    (2)(,3) Idenix Pharmaceuticals, Inc.                               13,650
       2,300   (2)(,3) Illumina, Inc.                                             49,312
       3,568    (2)    Immucor, Inc.                                              107,218
       3,245   (2)(,3) Immunogen, Inc.                                            13,012
       6,500   (2)(,3) Incyte Genomics, Inc.                                      33,085
       3,300   (2)(,3) Inspire Pharmaceuticals, Inc.                              16,434
       1,700   (2)(,3) Integra Lifesciences Corp.                                 66,300
       2,448   (2)(,3) InterMune, Inc.                                            49,523
       1,742    (2)    Intermagnetics General Corp.                               70,272
       1,400   (2)(,3) Intralase Corp.                                            27,790
        600     (2)    Introgen Therapeutics, Inc.                                 3,204
       2,600    (2)    Intuitive Surgical, Inc.                                   357,890
       1,963           Invacare Corp.                                             67,900
       1,100    (2)    Inverness Medical Innovations, Inc.                        29,535
       5,878   (2)(,3) Isis Pharmaceuticals, Inc.                                 31,800
       1,800   (2)(,3) Ista Pharmaceuticals, Inc.                                 12,618
       2,750   (2)(,3) KV Pharmaceutical Co., Class A                             66,138
        400    (2)(,3) Kensey Nash Corp.                                           9,764
       1,600   (2)(,3) Keryx Biopharmaceuticals, Inc.                             25,648
       1,800   (2)(,3) Kindred Healthcare, Inc.                                   41,220
       2,300   (2)(,3) Kyphon, Inc.                                               95,611
       1,550    (3)    LCA Vision, Inc.                                           87,064
       1,600   (2)(,3) Laserscope                                                 43,152
       5,050   (2)(,3) Lexicon Genetics, Inc.                                     20,200
       2,700   (2)(,3) LifeCell Corp.                                             58,590
       1,000   (2)(,3) Lifeline Systems, Inc.                                     47,000
       1,939   (2)(,3) Luminex Corp.                                              28,368
       5,300    (2)    MGI PHARMA, Inc.                                           88,351
       1,600    (2)    Magellan Health Services, Inc.                             58,368
       1,400   (2)(,3) Mannkind Corp.                                             25,340
        100    (2)(,3) Marshall Edwards, Inc.                                       678
       2,600   (2)(,3) Martek Biosciences Corp.                                   74,880
       1,800   (2)(,3) Matria Healthcare, Inc.                                    76,806
       1,807    (2)    Maxygen, Inc.                                              14,908
        600     (2)    MedCath Corp.                                              11,592
       8,500   (2)(,3) Medarex, Inc.                                              118,830
       4,000   (2)(,3) Medicines Co.                                              77,000
       3,700           Medicis Pharmaceutical Corp., Class A                      114,367
       2,176           Mentor Corp.                                               97,920
       1,300    (2)    Merge Technologies, Inc.                                   34,320
        749     (3)    Meridian Bioscience, Inc.                                  18,680
       2,054    (2)    Merit Medical Systems, Inc.                                28,982
       1,371   (2)(,3) Molecular Devices Corp.                                    39,197
        900     (2)    Molina Healthcare, Inc.                                    23,814
       1,000   (2)(,3) Momenta Pharmaceuticals, Inc.                              20,400
       7,400    (2)    Monogram Biosciences, Inc.                                 15,984
        700    (2)(,3) Myogen, Inc.                                               26,124
       2,400   (2)(,3) Myriad Genetics, Inc.                                      51,456
       3,039   (2)(,3) NPS Pharmaceuticals, Inc.                                  43,154
       4,603   (2)(,3) Nabi Biopharmaceuticals                                    17,353
       4,600   (2)(,3) Nanogen, Inc.                                              13,892
       1,900   (2)(,3) Nastech Pharmaceutical Co.                                 30,210
        500            National Healthcare Corp.                                  20,075
       6,300   (2)(,3) Nektar Therapeutics                                        124,740
       1,674   (2)(,3) NeoPharm, Inc.                                             19,636
       2,800   (2)(,3) Neurocrine Biosciences, Inc.                               170,156
       1,500    (2)    Neurogen Corp.                                             10,680
        500    (2)(,3) Neurometrix, Inc.                                          17,255
        600    (2)(,3) New River Pharmaceuticals, Inc.                            19,986
       1,600   (2)(,3) NitroMed, Inc.                                             17,984
       1,900   (2)(,3) Northfield Laboratories, Inc.                              23,332
       1,301   (2)(,3) Noven Pharmaceuticals, Inc.                                20,335
       1,700   (2)(,3) NuVasive, Inc.                                             31,263
       3,166   (2)(,3) Nuvelo, Inc.                                               54,297
       3,175   (2)(,3) Odyssey Healthcare, Inc.                                   64,707
       2,900   (2)(,3) Onyx Pharmaceuticals, Inc.                                 81,461
       2,237    (3)    Option Care, Inc.                                          30,893
       3,300   (2)(,3) OraSure Technologies, Inc.                                 36,003
       1,500   (2)(,3) Orchid Cellmark, Inc.                                      10,590
       3,126    (3)    Owens & Minor, Inc.                                        97,844
        600     (2)    PRA International                                          15,636
       5,161    (2)    PSS World Medical, Inc.                                    91,608
       2,100    (2)    Pain Therapeutics, Inc.                                    19,341
       2,100    (2)    PainCare Holdings, Inc.                                     7,749
       1,100   (2)(,3) Palomar Medical Technologies, Inc.                         43,340
       2,200   (2)(,3) Par Pharmaceutical Cos., Inc.                              72,776
       2,405    (2)    Parexel International Corp.                                58,634
       1,700    (2)    Pediatrix Medical Group                                    149,056
       1,900    (2)    Penwest Pharmaceuticals Co.                                39,197
       1,878   (2)(,3) Per-Se Technologies, Inc.                                  46,706
       6,074    (3)    Perrigo Co.                                                94,815
       1,700   (2)(,3) Pharmion Corp.                                             28,339
       2,600    (2)    Phase Forward, Inc.                                        24,206
       1,718    (3)    PolyMedica Industries, Inc.                                68,239
       2,100   (2)(,3) Pozen, Inc.                                                34,062
       1,100    (2)    Progenics Pharmaceuticals, Inc.                            31,130
        400     (2)    Providence Service Corp.                                   11,432
       4,000   (2)(,3) Psychiatric Solutions, Inc.                                131,960
        700    (2)(,3) Radiation Therapy Services, Inc.                           20,930
       2,712    (2)    Regeneron Pharmaceuticals, Inc.                            41,304
       1,399    (2)    RehabCare Group, Inc.                                      26,833
       1,900   (2)(,3) Renovis, Inc.                                              38,703
       1,100   (2)(,3) Res-Care, Inc.                                             21,109
       1,256   (2)(,3) Rigel Pharmaceuticals, Inc.                                 9,784
       1,300   (2)(,3) SFBC International, Inc.                                   28,665
       3,050   (2)(,3) Salix Pharmaceuticals Ltd.                                 53,040
       6,100    (2)    Savient Pharmaceuticals, Inc.                              27,267
       2,000    (2)    Seattle Genetics, Inc.                                     11,260
       1,300   (2)(,3) Senomyx, Inc.                                              21,125
       3,000   (2)(,3) Serologicals Corp.                                         67,080
       1,100   (2)(,3) Somanetics Corp.                                           28,028
       1,187   (2)(,3) SonoSight, Inc.                                            46,697
       6,100   (2)(,3) StemCells, Inc.                                            22,204
        200    (2)(,3) Stereotaxis, Inc.                                           2,576
       5,500           Steris Corp.                                               148,500
       2,076   (2)(,3) Sunrise Senior Living, Inc.                                75,463
       3,926   (2)(,3) SuperGen, Inc.                                             20,023
       1,232   (2)(,3) SurModics, Inc.                                            45,436
       2,700    (2)    Sybron Dental Specialties, Inc.                            115,020
       1,000    (2)    Symbion, Inc.                                              23,100
        700     (2)    Symmetry Medical, Inc.                                     14,896
       2,000   (2)(,3) Tanox, Inc.                                                36,100
       4,400   (2)(,3) Telik, Inc.                                                84,436
        200     (2)    Tercica, Inc.                                               1,376
       3,000   (2)(,3) ThermoGenesis Corp.                                        12,390
       3,830   (2)(,3) Thoratec Laboratories Corp.                                96,899
       2,000   (2)(,3) TriPath Imaging, Inc.                                      15,820
       2,835   (2)(,3) TriZetto Group, Inc.                                       52,051
       1,490   (2)(,3) Trimeris, Inc.                                             18,714
       1,400    (2)    U.S. Physical Therapy, Inc.                                26,040
       3,350   (2)(,3) United Surgical Partners International, Inc.               129,846
       1,773   (2)(,3) United Therapeutics Corp.                                  114,660
       2,660   (2)(,3) Varian, Inc.                                               102,064
       2,348   (2)(,3) Ventana Medical Systems                                    94,718
       2,400    (2)    Ventiv Health, Inc.                                        61,176
       7,100   (2)(,3) Vertex Pharmaceuticals, Inc.                               253,612
       1,200   (2)(,3) ViaCell, Inc.                                               6,336
       2,000    (2)    Viasys Healthcare, Inc.                                    56,640
       1,200   (2)(,3) VistaCare, Inc., Class A                                   16,692
        600    (2)(,3) Vital Images, Inc.                                         18,330
        401            Vital Signs, Inc.                                          20,575
        500     (2)    WebMD Health Corp., Class A                                19,970
       1,300   (2)(,3) Wellcare Group, Inc.                                       52,559
       2,284    (3)    West Pharmaceutical Services, Inc.                         69,731
       2,200   (2)(,3) Wright Medical Group, Inc.                                 49,104
        400            Young Innovations, Inc.                                    14,880
       1,094    (2)    Zoll Medical Corp.                                         29,976
       1,700   (2)(,3) Zymogenetics, Inc.                                         37,927
       3,925   (2)(,3) eResearch Technology, Inc.                                 70,140
                       TOTAL                                                    12,125,536
                       Industrials--14.2%
        700     (2)    3D Systems Corp.                                           13,685
       1,500   (2)(,3) A.S.V., Inc.                                               49,500
       2,467   (2)(,3) AAR Corp.                                                  58,789
       3,104           ABM Industries, Inc.                                       59,317
       3,700    (2)    ABX Air, Inc.                                              26,011
       6,500   (2)(,3) AGCO Corp.                                                 117,065
        700    (2)(,3) AMERCO                                                     56,721
        700     (2)    Aaon, Inc.                                                 13,440
        300    (2)(,3) Accuride Corp.                                              3,855
       2,100    (3)    Actuant Corp.                                              120,225
       2,877    (3)    Acuity Brands, Inc.                                        109,010
       1,726           Administaff, Inc.                                          74,287
       1,400    (2)    Advisory Board Co.                                         69,972
       6,594   (2)(,3) AirTran Holdings, Inc.                                     111,702
        100            Alamo Group, Inc.                                           2,332
       2,051    (2)    Alaska Air Group, Inc.                                     65,488
       1,956           Albany International Corp., Class A                        72,372
       1,500           American Ecology, Inc.                                     26,010
       1,100    (2)    American Reprographics Co.                                 30,030
        700    (2)(,3) American Science & Engineering, Inc.                       44,975
       2,600   (2)(,3) American Superconductor Corp.                              29,120
        900     (3)    American Woodmark Corp.                                    28,125
        700     (3)    Ameron, Inc.                                               37,730
        800     (3)    Angelica Corp.                                             13,800
       2,800    (3)    Apogee Enterprises, Inc.                                   51,688
       2,589           Applied Industrial Technologies, Inc.                      110,033
       1,200           Applied Signal Technology, Inc.                            27,804
        500     (2)    Argon ST, Inc.                                             14,315
       1,684    (3)    Arkansas Best Corp.                                        72,092
       2,220   (2)(,3) Armor Holdings, Inc.                                       105,827
       3,538   (2)(,3) Artesyn Technologies, Inc.                                 35,663
       1,161    (2)    Astec Industries, Inc.                                     44,640
       2,300    (2)    Aviall, Inc.                                               79,488
       5,400   (2)(,3) BE Aerospace, Inc.                                         113,508
        200            Badger Meter, Inc.                                         10,376
       2,576           Baldor Electric Co.                                        76,971
       2,000    (3)    Banta Corp.                                                102,240
       1,378           Barnes Group, Inc.                                         52,185
       1,000   (2)(,3) Beacon Roofing Supply, Inc.                                33,210
        800            BlueLinx Holdings, Inc.                                    12,080
       2,955    (3)    Bowne & Co., Inc.                                          44,502
       2,874           Brady (W.H.) Co.                                           114,299
       3,500           Briggs & Stratton Corp.                                    121,765
       1,450           Bucyrus International, Inc.                                88,726
       1,000   (2)(,3) Builders Firstsource, Inc.                                 25,040
       1,929    (3)    C&D Technologies, Inc.                                     16,011
       4,759   (2)(,3) CBIZ, Inc.                                                 28,506
       1,251    (3)    CDI Corp.                                                  34,115
       1,000           CIRCOR International, Inc.                                 27,420
       4,118    (3)    CLARCOR, Inc.                                              140,341
        700    (2)(,3) COMSYS IT Partners, Inc.                                    8,596
       1,000    (2)    CRA International, Inc.                                    48,280
        900            Cascade Corp.                                              45,954
       1,609    (2)    Casella Waste Systems, Inc.                                21,496
       3,200   (2)(,3) Cenveo, Inc.                                               45,440
       2,000    (2)    Ceradyne, Inc.                                             114,480
       1,500   (2)(,3) Clean Harbors, Inc.                                        40,440
       1,345    (2)    CoStar Group, Inc.                                         67,250
       1,925    (2)    Coinstar, Inc.                                             47,933
        500    (2)(,3) Color Kinetics, Inc.                                        9,600
       2,600    (3)    Comfort Systems USA, Inc.                                  27,326
        650     (2)    Commercial Vehicle Group, Inc.                             14,027
        900     (2)    Consolidated Graphics, Inc.                                46,224
       6,660   (2)(,3) Continental Airlines, Inc., Class B                        139,261
       2,997    (2)    Corrections Corp. of America                               127,223
       1,300   (2)(,3) Covenant Transport, Inc., Class A                          19,838
       3,700           Crane Co.                                                  138,084
       1,200    (3)    Cubic Corp.                                                26,748
       1,732    (3)    Curtiss Wright Corp.                                       102,777
       2,000    (2)    DHB Industries, Inc.                                        9,800
       2,121    (3)    DRS Technologies, Inc.                                     105,392
       2,000    (2)    DiamondCluster International, Inc., Class A                19,020
       2,000    (2)    Dollar Thrifty Automotive Group                            75,860
       1,400   (2)(,3) Duratek, Inc.                                              24,822
        400    (2)(,3) Dynamex, Inc.                                               8,192
        600     (3)    Dynamic Materials Corp.                                    22,698
       1,300    (3)    EDO Corp.                                                  35,919
       2,542    (2)    EGL, Inc.                                                  103,993
       1,566   (2)(,3) ESCO Technologies, Inc.                                    76,953
       1,379    (2)    Electro Rent Corp.                                         23,402
       1,867           ElkCorp                                                    65,662
       1,278    (2)    Emcor Group, Inc.                                          104,822
       1,700   (2)(,3) EnPro Industries, Inc.                                     52,156
       1,250   (2)(,3) Encore Wire Corp.                                          33,950
       2,900    (2)    EnerSys, Inc.                                              40,397
       1,275   (2)(,3) Energy Conversion Devices, Inc.                            64,209
       3,187           Engineered Support Systems, Inc.                           137,105
       1,500    (3)    Ennis Business Forms, Inc.                                 28,875
       1,600   (2)(,3) Essex Corp.                                                32,720
       1,551   (2)(,3) Esterline Technologies Corp.                               64,165
       3,100   (2)(,3) Evergreen Solar, Inc.                                      47,833
        600     (2)    Exponent, Inc.                                             18,366
       2,900   (2)(,3) ExpressJet Holdings, Inc.                                  20,561
       3,250    (2)    FTI Consulting, Inc.                                       87,913
       3,813    (3)    Federal Signal Corp.                                       67,604
        300    (2)(,3) First Advantage Corp., Class A                              8,256
       1,100    (2)    Flanders Corp.                                             12,320
       2,300    (3)    Florida East Coast Industries, Inc.                        112,194
       4,200    (2)    Flowserve Corp.                                            193,116
       2,451           Forward Air Corp.                                          95,589
       1,540           Franklin Electronics, Inc.                                 69,300
        700            Freightcar America, Inc.                                   40,187
       2,761   (2)(,3) Frontier Airlines, Inc.                                    18,554
        500     (2)    Frozen Food Express Industries, Inc.                        6,535
       3,740   (2)(,3) Fuelcell Energy, Inc.                                      40,429
       1,555    (3)    G & K Services, Inc., Class A                              61,796
       2,900           GATX Corp.                                                 115,159
       1,945    (2)    Gardner Denver, Inc.                                       102,891
       1,200    (2)    Gehl Co.                                                   35,040
       4,290   (2)(,3) GenCorp, Inc.                                              85,929
       3,067    (2)    General Cable Corp.                                        75,142
       1,550    (2)    Genesee & Wyoming, Inc., Class A                           60,450
       1,908    (2)    Genlyte Group, Inc.                                        110,359
        800     (2)    Geo Group, Inc.                                            19,568
       1,200    (2)    Global Cash Access LLC                                     18,552
       2,400   (2)(,3) Global Power Equipment Group                               11,376
        700            Gorman Rupp Co.                                            15,190
       7,618    (2)    GrafTech International Ltd.                                56,906
       2,566           Granite Construction, Inc.                                 103,872
        800            Greenbrier Cos., Inc.                                      28,360
       2,429   (2)(,3) Griffon Corp.                                              57,324
       1,691           Harland (John H.) Co.                                      63,125
       2,550    (3)    Healthcare Services Group, Inc.                            49,904
       3,600    (3)    Heartland Express, Inc.                                    83,844
       1,558    (3)    Heico Corp.                                                39,324
       1,822   (2)(,3) Heidrick & Struggles International, Inc.                   61,146
       1,600    (2)    Herley Industries, Inc.                                    27,952
       4,269   (2)(,3) Hexcel Corp.                                               89,094
       1,100    (3)    Horizon Lines, Inc., Class A                               13,805
       1,600    (2)    Hub Group, Inc.                                            67,760
       2,000   (2)(,3) Hudson Highland Group, Inc.                                32,920
       4,900    (3)    Hughes Supply, Inc.                                        225,890
        200     (2)    Huron Consulting Group, Inc.                                5,634
        400     (2)    Huttig Building Products, Inc.                              3,584
       1,200    (2)    IHS, Inc., Class A                                         29,112
       1,848    (2)    II-VI, Inc.                                                32,155
       7,100    (3)    Ikon Office Solutions, Inc.                                83,922
        300     (2)    Infrasource Services, Inc.                                  4,809
        450    (2)(,3) Innovative Solutions and Support, Inc.                      6,440
       2,492    (2)    Insituform Technologies, Inc., Class A                     63,322
       1,000    (2)    Interline Brands, Inc.                                     25,400
        200            Interpool, Inc.                                             3,998
       1,300   (2)(,3) Ionatron, Inc.                                             13,078
       3,963    (3)    JLG Industries, Inc.                                       215,904
       5,978    (2)    Jacuzzi Brands, Inc.                                       56,731
       1,400    (2)    K&F Industries Holdings, Inc.                              23,954
       1,800   (2)(,3) KForce Com, Inc.                                           23,400
       1,128   (2)(,3) Kadant, Inc.                                               21,703
       2,041           Kaman Corp., Class A                                       43,004
       5,200   (2)(,3) Kansas City Southern Industries, Inc.                      135,096
       2,368    (3)    Kaydon Corp.                                               79,186
       1,520           Kelly Services, Inc., Class A                              40,706
       2,495           Kennametal, Inc.                                           145,958
       1,735   (2)(,3) Kirby Corp.                                                97,386
       4,272    (3)    Knight Transportation, Inc.                                86,892
        900            Knoll, Inc.                                                15,669
       3,108    (2)    Korn/Ferry International                                   61,414
       1,200   (2)(,3) LECG Corp.                                                 20,136
       1,575    (3)    LSI Industries, Inc.                                       22,727
       1,200    (3)    La Barge, Inc.                                             19,248
       4,270   (2)(,3) Labor Ready, Inc.                                          99,448
        425            Lawson Products, Inc.                                      17,952
        800    (2)(,3) Layne Christensen Co.                                      24,120
       1,326   (2)(,3) Learning Tree International, Inc.                          16,217
       3,760           Lennox International, Inc.                                 120,132
       2,820    (3)    Lincoln Electric Holdings                                  125,518
       1,072    (3)    Lindsay Manufacturing Co.                                  26,757
       2,987    (2)    MOOG, Inc., Class A                                        100,094
        600    (2)(,3) MTC Technologies, Inc.                                     17,526
       2,352           Manitowoc, Inc.                                            156,408
        600     (2)    Marten Transport Ltd.                                      13,332
       1,412           McGrath Rentcorp.                                          45,834
       1,599   (2)(,3) Medis Technologies Ltd.                                    28,990
       2,322   (2)(,3) Mesa Air Group, Inc.                                       27,051
        400     (2)    Middleby Corp.                                             37,800
       1,976           Mine Safety Appliances Co.                                 78,704
       1,276   (2)(,3) Mobile Mini, Inc.                                          63,443
       2,981           Mueller Industries, Inc.                                   86,538
        414            NACCO Industries, Inc., Class A                            56,652
       1,227   (2)(,3) NCI Building System, Inc.                                  62,209
       2,027    (2)    NCO Group, Inc.                                            34,520
       3,939    (2)    Navigant Consulting, Inc.                                  89,494
       1,586    (3)    Nordson Corp.                                              72,036
        500     (2)    NuCo2, Inc.                                                15,660
       1,800   (2)(,3) Odyssey Marine Exploration, Inc.                            5,976
       1,875    (2)    Old Dominion Freight Lines, Inc.                           53,513
       4,362   (2)(,3) Orbital Sciences Corp.                                     56,270
        400     (2)    P.A.M. Transportation Services, Inc.                        7,660
       3,700   (2)(,3) PHH Corp.                                                  106,597
        666    (2)(,3) PICO Holdings, Inc.                                        23,556
       3,437   (2)(,3) PRG-Schultz International, Inc.                             1,822
       2,800    (3)    Pacer International, Inc.                                  81,676
       1,100    (2)    Perini Corp.                                               30,283
       1,100    (2)    Pike Electric Corp.                                        19,767
       1,300   (2)(,3) Pinnacle Airlines Corp.                                     8,229
       3,400   (2)(,3) Plug Power, Inc.                                           20,230
       1,300   (2)(,3) Portfolio Recovery Associates, Inc.                        64,025
        500     (2)    Powell Industries, Inc.                                    10,525
       5,400   (2)(,3) Power-One, Inc.                                            32,616
       9,000   (2)(,3) Quanta Services, Inc.                                      124,650
        700     (2)    RBC Bearings, Inc.                                         12,978
       2,800    (2)    RailAmerica, Inc.                                          27,580
       1,300    (3)    Raven Industries, Inc.                                     41,080
       2,198    (3)    Regal Beloit Corp.                                         81,084
        400     (2)    Republic Airways Holdings, Inc.                             5,932
       3,700   (2)(,3) Resources Connection, Inc.                                 100,603
        947     (3)    Robbins & Myers, Inc.                                      22,330
       2,290           Rollins, Inc.                                              49,212
       1,100    (2)    Rush Enterprises, Inc.                                     18,590
       1,401    (2)    SCS Transportation, Inc.                                   37,519
        774     (2)    SOURCECORP, Inc.                                           20,372
        800     (3)    Schawk, Inc.                                               17,600
       1,660    (2)    School Specialty, Inc.                                     62,333
        474     (2)    Sequa Corp., Class A                                       38,655
       5,800   (2)(,3) Shaw Group, Inc.                                           206,596
       2,808           Simpson Manufacturing Co., Inc.                            108,642
       1,300    (2)    Sirva, Inc.                                                10,517
       4,500    (3)    SkyWest, Inc.                                              131,310
        904            Smith (A.O.) Corp.                                         38,953
       5,665    (2)    Spherion Corp.                                             63,448
       1,430           Standard Register                                          25,955
        977            Standex International Corp.                                30,209
       1,565           Stewart & Stevenson Services                               40,643
        750     (3)    Sun Hydraulics Corp.                                       16,350
        500     (3)    Sypris Solutiions, Inc.                                     4,995
        900     (2)    TAL International Group, Inc.                              19,224
       1,200   (2)(,3) TRM Copy Centers Corp.                                     10,680
       1,526   (2)(,3) Tecumseh Products Co., Class A                             38,684
       3,000   (2)(,3) TeleTech Holdings, Inc.                                    34,980
       2,152    (2)    Teledyne Technologies, Inc.                                70,327
        661            Tennant Co.                                                35,826
       4,087    (2)    Tetra Tech, Inc.                                           68,457
        500     (3)    Titan International, Inc.                                   8,820
       2,121           Tredegar Industries, Inc.                                  31,667
       1,029   (2)(,3) Trex Co. Inc.                                              25,704
       3,236    (3)    Trinity Industries, Inc.                                   165,230
       1,310   (2)(,3) Triumph Group, Inc.                                        55,361
       1,300   (2)(,3) TurboChef Technologies, Inc.                               19,981
       2,000    (3)    UAP Holding Corp.                                          42,320
       2,928    (2)    URS Corp.                                                  125,260
       1,300   (2)(,3) US Xpress Enterprises, Inc., Class A                       21,450
        700    (2)(,3) USA Truck, Inc.                                            18,823
       1,000   (2)(,3) Ultralife Batteries, Inc.                                  13,470
       1,000    (3)    United Industrial Corp.                                    45,430
       4,600   (2)(,3) United Rentals, Inc.                                       134,826
       2,593    (2)    United Stationers, Inc.                                    129,728
       1,238           Universal Forest Products, Inc.                            70,900
        400     (2)    Universal Truckload Services, Inc.                          9,432
       3,300   (2)(,3) Valence Technology, Inc.                                    5,709
       1,064    (3)    Valmont Industries, Inc.                                   42,613
       1,400           Viad Corp.                                                 39,858
       1,466           Vicor Corp.                                                24,849
        674     (2)    Volt Information Science, Inc.                             16,500
       2,273    (2)    WESCO International, Inc.                                  108,945
       2,372    (3)    Wabash National Corp.                                      50,595
       3,435           Wabtec Corp.                                               108,443
       2,951    (3)    Walter Industries, Inc.                                    186,651
       1,700    (2)    Washington Group International, Inc.                       100,895
       3,786    (2)    Waste Connections, Inc.                                    132,283
       3,400   (2)(,3) Waste Services, Inc.                                       10,744
        500     (2)    Water Pik Technologies, Inc.                               13,675
       1,348           Watsco, Inc.                                               95,358
       3,240           Watson Wyatt & Co. Holdings                                98,626
       1,980    (3)    Watts Industries, Inc., Class A                            66,686
       3,200    (3)    Werner Enterprises, Inc.                                   68,960
       1,200    (2)    Williams Scotsman International, Inc.                      23,100
        798            Woodward Governor Co.                                      74,653
       1,300    (2)    World Air Holdings, Inc.                                   11,388
                       TOTAL                                                    14,723,925
                       Information Technology--18.2%
      26,300   (2)(,3) 3Com Corp.                                                 120,191
       2,800   (2)(,3) AMIS Holdings, Inc.                                        28,980
       2,870   (2)(,3) ATMI, Inc.                                                 96,432
       2,551    (2)    Actel Corp.                                                38,724
       5,900    (3)    Acxiom Corp.                                               139,653
       9,100   (2)(,3) Adaptec, Inc.                                              49,504
       1,100   (2)(,3) Ade Corp.                                                  35,783
       4,500           Adtran, Inc.                                               131,985
        900    (2)(,3) Advanced Analogic Technologies, Inc.                       13,410
       5,094   (2)(,3) Advanced Digital Information Corp.                         50,991
       1,769    (2)    Advanced Energy Industries, Inc.                           27,756
       1,800    (2)    Advent Software, Inc.                                      47,268
       5,894   (2)(,3) Aeroflex, Inc.                                             71,258
       4,400   (2)(,3) Agile Software Corp.                                       28,292
       2,679           Agilysys, Inc.                                             56,795
       1,800    (2)    Altiris, Inc.                                              35,190
       9,000   (2)(,3) Amkor Technology, Inc.                                     50,670
       1,580    (2)    Anaren Microwave, Inc.                                     27,618
       2,030    (2)    Anixter International, Inc.                                93,969
        300     (2)    Ansoft Corp.                                               10,533
       2,700    (2)    Ansys, Inc.                                                118,422
       2,100   (2)(,3) Anteon International Corp.                                 115,815
       3,300   (2)(,3) Applied Digital Solutions, Inc.                             9,141
       1,300    (2)    Applied Films Corp.                                        29,211
      21,900   (2)(,3) Applied Micro Circuits Corp.                               72,051
       5,179   (2)(,3) Ariba, Inc.                                                48,372
       8,100    (2)    Arris Group, Inc.                                          95,256
       3,900   (2)(,3) Asiainfo Holdings, Inc.                                    15,405
       4,279   (2)(,3) Aspen Technology, Inc.                                     36,585
       3,748   (2)(,3) Asyst Technologies, Inc.                                   26,836
       1,940   (2)(,3) Atari, Inc.                                                 1,705
       2,000   (2)(,3) Atheros Communications                                     39,300
      30,600   (2)(,3) Atmel Corp.                                                120,870
       1,400    (2)    August Technology Corp.                                    15,960
       3,300    (2)    Autobytel.com, Inc.                                        16,005
       3,600    (2)    Avocent Corp.                                              119,772
       7,900    (2)    Axcelis Technologies, Inc.                                 49,928
        400    (2)(,3) Bankrate, Inc.                                             15,204
      13,600   (2)(,3) BearingPoint, Inc.                                         111,792
        900            Bel Fuse, Inc.                                             33,516
       3,672    (3)    Belden CDT, Inc.                                           99,511
       3,000   (2)(,3) Bell Microproducts, Inc.                                   19,080
       2,728   (2)(,3) Benchmark Electronics, Inc.                                99,654
       1,022           Black Box Corp.                                            51,744
        185            Blackbaud, Inc.                                             3,180
       1,200    (2)    Blackboard Inc.                                            30,900
       1,000    (2)    Blue Coat Systems, Inc.                                    40,990
       6,220    (2)    Borland Software Corp.                                     40,368
        600     (2)    Bottomline Technologies, Inc.                               6,912
       3,175    (2)    Brightpoint, Inc.                                          71,723
      20,200   (2)(,3) Brocade Communications Systems, Inc.                       92,920
       6,232    (2)    Brooks Automation, Inc.                                    105,072
       3,724    (2)    C-COR Electronics, Inc.                                    23,796
        238     (2)    CCC Information Service Group, Inc.                         6,300
      42,500   (2)(,3) CIENA Corp.                                                170,000
      34,900   (2)(,3) CMG Information Services, Inc.                             52,350
      10,100    (2)    CNET, Inc.                                                 151,702
       3,300   (2)(,3) CSG Systems International, Inc.                            75,141
       2,850    (3)    CTS Corp.                                                  35,084
       2,000   (2)(,3) Cabot Microelectronics Corp.                               66,420
       1,100    (2)    Catapult Communications Corp.                              13,068
       3,032    (2)    Checkpoint Systems, Inc.                                   81,773
       4,180   (2)(,3) Ciber, Inc.                                                26,250
       6,600   (2)(,3) Cirrus Logic, Inc.                                         55,902
        167     (2)    ClearOne Communications, Inc.                                418
        900    (2)(,3) Click Commerce, Inc.                                       26,775
       1,500   (2)(,3) Cogent, Inc.                                               36,045
       2,800    (3)    Cognex Corp.                                               81,704
       1,944    (2)    Coherent, Inc.                                             60,186
       1,821    (3)    Cohu, Inc.                                                 51,625
       3,500   (2)(,3) CommScope, Inc.                                            77,385
       1,375    (2)    Comtech Telecommunications Corp.                           43,821
       2,000   (2)(,3) Concur Technologies, Inc.                                  33,040
      33,400   (2)(,3) Conexant Systems, Inc.                                     112,224
       2,000    (2)    Covansys Corp.                                             30,400
       6,740   (2)(,3) Credence Systems Corp.                                     58,975
       2,100   (2)(,3) Cybersource Corp.                                          18,186
         4      (2)    CycleLogic, Inc.                                              0
       2,800    (2)    Cymer, Inc.                                                126,392
       9,800   (2)(,3) Cypress Semiconductor Corp.                                165,914
       2,218    (2)    DSP Group, Inc.                                            65,098
       1,300    (2)    DTS, Inc.                                                  21,762
       1,200           Daktronics, Inc.                                           36,468
       1,400    (2)    Digi International, Inc.                                   15,862
       2,790    (2)    Digital Insight Corp.                                      100,077
       2,800   (2)(,3) Digital River, Inc.                                        94,024
       6,267    (2)    Digitas, Inc.                                              82,035
       1,575    (2)    Diodes, Inc.                                               58,338
       3,300   (2)(,3) Ditech Communications Corp.                                30,063
       4,500   (2)(,3) Dot Hill Systems Corp.                                     34,200
       3,000   (2)(,3) Dycom Industries, Inc.                                     73,980
       1,800   (2)(,3) EMCORE Corp.                                               14,706
       1,100   (2)(,3) EPIQ Systems, Inc.                                         24,530
      10,000    (2)    EarthLink Network, Inc.                                    114,200
       2,300   (2)(,3) Echelon Corp.                                              20,470
       2,339    (2)    Electro Scientific Industries, Inc.                        59,574
       3,600   (2)(,3) Electronics for Imaging, Inc.                              99,540
       6,500    (2)    Emulex Corp.                                               119,275
        700    (2)(,3) Endwave Corp.                                               7,357
       8,326   (2)(,3) Entegris, Inc.                                             87,423
       5,900    (2)    Entrust Technologies, Inc.                                 23,777
       4,200   (2)(,3) Epicor Software Corp.                                      55,860
       1,100   (2)(,3) Equinix, Inc.                                              51,623
       2,400   (2)(,3) Euronet Worldwide, Inc.                                    77,448
       3,144   (2)(,3) Exar Corp.                                                 42,350
        950     (2)    Excel Technology, Inc.                                     23,788
       9,600   (2)(,3) Extreme Networks, Inc.                                     47,040
       1,931   (2)(,3) FEI Co.                                                    44,567
       2,400    (3)    FactSet Research Systems                                   95,712
       8,800    (2)    Fairchild Semiconductor International, Inc.,
                       Class A                                                    175,560
       2,173   (2)(,3) FalconStor Software, Inc.                                  19,340
       1,400   (2,3)   Fargo Electronics                                          27,020
        900    (2)(,3) Faro Technologies, Inc.                                    14,337
       3,237   (2)(,3) Filenet Corp.                                              90,830
      13,000   (2)(,3) Finisar Corp.                                              35,100
       2,300   (2)(,3) FormFactor, Inc.                                           68,586
       1,041    (2)    Forrester Research, Inc.                                   21,226
       8,900    (2)    Foundry Networks, Inc.                                     133,767
       5,041   (2)(,3) Gartner Group, Inc., Class A                               69,364
      18,500   (2)(,3) Gateway, Inc.                                              50,320
       2,600    (2)    Genesis Microchip, Inc.                                    47,840
       2,000           Gevity HR, Inc.                                            54,900
       6,600    (2)    Glenayre Technologies, Inc.                                25,740
       2,100   (2)(,3) Global Imaging Systems, Inc.                               74,256
       3,100   (2)(,3) Globetel Communications Corp.                               8,308
       1,750   (2)(,3) Greenfield Online, Inc.                                    12,390
       5,800   (2)(,3) Harmonic Lightwaves, Inc.                                  32,016
       4,800    (3)    Henry Jack & Associates, Inc.                              98,256
      11,500    (2)    Homestore.com, Inc.                                        69,460
       1,560    (2)    Hutchinson Technology, Inc.                                43,181
       4,100    (2)    Hypercom Corp.                                             27,511
       1,600   (2)(,3) IGATE Capital Corp.                                         9,104
       1,544    (2)    IXYS Corp.                                                 16,598
       8,164   (2)(,3) Identix, Inc.                                              65,230
       2,200           Imation Corp.                                              99,726
       2,000   (2)(,3) InfoSpace.com, Inc.                                        47,220
       3,324    (2)    InfoUSA, Inc.                                              36,431
       2,000   (2)(,3) Infocrossing, Inc.                                         20,980
       6,700    (2)    Informatica Corp.                                          98,624
        500            Integral Systems, Inc.                                     10,850
      13,430   (2)(,3) Integrated Device Technology, Inc.                         186,543
       3,265   (2)(,3) Integrated Silicon Solution, Inc.                          21,516
       1,980           Inter-Tel, Inc.                                            42,926
       1,200   (2)(,3) InterVideo, Inc.                                           13,032
       4,400    (2)    Interdigital Communications Corp.                          113,652
       1,818    (2)    Intergraph Corp.                                           69,466
       3,883    (2)    Intermec, Inc.                                             135,400
       1,900   (2)(,3) International Displayworks, Inc.                           12,331
       2,000   (2)(,3) Internet Capital Group, Inc.                               18,120
       3,000    (2)    Internet Security Systems, Inc.                            63,960
       2,900   (2)(,3) Intervoice, Inc.                                           24,650
       3,425    (2)    Interwoven, Inc.                                           32,572
       1,100    (2)    Intevac, Inc.                                              17,501
       1,800    (2)    Intrado, Inc.                                              45,792
       2,000   (2)(,3) Itron, Inc.                                                95,740
       2,200   (2)(,3) Ixia                                                       27,720
       2,493    (2)    JDA Software Group, Inc.                                   38,218
       1,200    (2)    Jamdat Mobile, Inc.                                        32,340
       1,600   (2)(,3) Jupitermedia Corp.                                         25,904
       1,650   (2)(,3) Kanbay International, Inc.                                 27,819
       3,900   (2)(,3) Keane, Inc.                                                42,237
       1,056           Keithley Instruments, Inc.                                 16,157
       6,800   (2)(,3) Kemet Corp.                                                62,424
        518    (2)(,3) Keynote Systems, Inc.                                       6,553
       1,900   (2)(,3) Komag, Inc.                                                89,414
       5,600   (2)(,3) Kopin Corp.                                                26,656
       2,115    (2)    Kronos, Inc.                                               83,120
       4,894   (2)(,3) Kulicke & Soffa Industries                                 54,764
       4,831   (2)(,3) LTX Corp.                                                  26,232
        700            Landauer, Inc.                                             32,732
       8,900   (2)(,3) Lattice Semiconductor Corp.                                40,317
       4,100   (2)(,3) Lawson Software Inc.                                       30,176
        600    (2)(,3) LeCroy Corp.                                                8,520
        700    (2)(,3) Leadis Technology, Inc.                                     3,836
       6,200   (2)(,3) Lexar Media, Inc.                                          48,174
       3,300    (2)    Lionbridge Technologies, Inc.                              25,179
       1,264    (2)    Littelfuse, Inc.                                           37,351
       1,400    (2)    Lo-Jack Corp.                                              34,412
       3,026   (2)(,3) MICROS Systems Corp.                                       139,650
       3,000    (2)    MIPS Technologies, Inc.                                    27,300
       2,500    (2)    MKS Instruments, Inc.                                      54,375
       6,958    (2)    MPS Group, Inc.                                            98,873
       1,558    (2)    MRO Software, Inc.                                         23,900
       8,990   (2)(,3) MRV Communications, Inc.                                   23,014
       1,800           MTS Systems Corp.                                          65,970
       3,900   (2)(,3) Macrovision Corp.                                          72,501
       2,100   (2)(,3) Magma Design Automation                                    21,231
       2,000   (2)(,3) Majesco Holdings, Inc.                                      2,380
       1,300    (2)    ManTech International Corp., Class A                       36,348
       2,312   (2)(,3) Manhattan Associates, Inc.                                 50,309
       1,700    (2)    Mapinfo Corp.                                              24,021
       1,200   (2)(,3) Marchex, Inc., Class B                                     29,184
       1,900   (2)(,3) Mastec, Inc.                                               22,895
       4,018    (2)    MatrixOne, Inc.                                            20,050
       3,071    (2)    Mattson Technology, Inc.                                   39,923
       1,479    (3)    Maximus, Inc.                                              57,858
      18,900   (2)(,3) Maxtor Corp.                                               173,880
      13,500   (2)(,3) McData Corp., Class A                                      57,645
        800    (2)(,3) Measurement Specialties, Inc.                              20,640
       5,900    (2)    Mentor Graphics Corp.                                      64,900
       1,947    (2)    Mercury Computer Systems, Inc.                             37,694
       2,786    (3)    Methode Electronics, Inc., Class A                         34,268
       1,100    (2)    Metrologic Instruments, Inc.                               23,540
       5,300    (2)    Micrel, Inc.                                               65,031
       1,037   (2)(,3) MicroStrategy, Inc., Class A                               99,666
       6,300   (2)(,3) Micromuse, Inc.                                            62,685
       4,808    (2)    Microsemi Corp.                                            146,356
       3,200   (2)(,3) Microtune, Inc.                                            15,296
       1,989   (2)(,3) Midway Games, Inc.                                         26,434
       1,700   (2)(,3) Mobility Electronics, Inc.                                 17,816
       6,300           Moneygram International, Inc.                              167,328
        800     (2)    Monolithic Power Systems                                   13,808
       2,300   (2)(,3) Motive, Inc.                                                6,854
        300    (2)(,3) Multi-Fineline Electronix, Inc.                            16,128
       2,400    (2)    NIC, Inc.                                                  14,280
        800    (2)(,3) Ness Technologies, Inc.                                     9,264
       3,600    (2)    NetIQ Corp.                                                47,304
       1,000   (2)(,3) NetLogic Microsystems, Inc.                                36,310
       1,068   (2)(,3) NetRatings, Inc.                                           14,354
       1,823    (2)    NetScout Systems, Inc.                                     11,594
       2,800   (2)(,3) Netgear, Inc.                                              50,736
       3,300    (2)    Newport Corp.                                              56,001
       2,700   (2)(,3) Novatel Wireless, Inc.                                     29,457
       7,852    (2)    Nuance Communications, Inc.                                67,056
      10,000   (2)(,3) ON Semiconductor Corp.                                     75,100
       1,200   (2)(,3) OSI Systems, Inc.                                          26,352
       4,000   (2)(,3) Omnivision Technologies, Inc.                              100,920
       1,100    (2)    Online Resources Corp.                                     14,630
       1,900    (2)    Open Solutions, Inc.                                       49,381
       6,633   (2)(,3) Openwave Systems, Inc.                                     143,007
       1,185    (2)    Oplink Communications, Inc.                                21,117
       4,800   (2)(,3) Opsware, Inc.                                              35,136
       1,200   (2)(,3) Optical Communication Products, Inc.                        3,552
       1,100    (2)    PDF Solutions, Inc.                                        19,503
       1,800   (2)(,3) PLX Technology, Inc.                                       19,728
      12,500   (2)(,3) PMC-Sierra, Inc.                                           118,250
       2,661    (2)    Packeteer, Inc.                                            34,433
       2,839   (2)(,3) Palm, Inc.                                                 112,084
        750     (2)    Par Technology Corp.                                       16,298
      21,300    (2)    Parametric Technology Corp.                                133,338
       1,592           Park Electrochemical Corp.                                 45,022
       2,052    (2)    Paxar Corp.                                                41,491
       2,223   (2)(,3) Pegasus Systems, Inc.                                      19,896
        700     (2)    Pegasystems, Inc.                                           5,537
       1,784    (2)    Pericom Semiconductor Corp.                                17,305
       6,100    (2)    Perot Systems Corp.                                        91,927
       1,200   (2)(,3) Phoenix Technology Ltd.                                     8,220
       1,399   (2)(,3) Photon Dynamics, Inc.                                      30,652
       2,224    (2)    Photronics, Inc.                                           40,121
       3,641   (2)(,3) Pixelworks, Inc.                                           20,790
       3,300    (3)    Plantronics, Inc.                                          115,500
       3,358    (2)    Plexus Corp.                                               95,065
       6,800    (2)    Polycom, Inc.                                              131,784
        800    (2)(,3) Portalplayer, Inc.                                         23,592
       2,292   (2)(,3) Power Integrations, Inc.                                   60,715
       7,200    (2)    Powerwave Technologies, Inc.                               105,192
       2,842   (2)(,3) Presstek, Inc.                                             29,557
       3,014    (2)    Progress Software Corp.                                    86,683
        700            QAD, Inc.                                                   5,628
        700    (2)(,3) Quality Systems, Inc.                                      61,950
      14,000   (2)(,3) Quantum Corp. - DLT & Storage Systems                      49,700
       4,500   (2)(,3) Quest Software, Inc.                                       71,280
      12,500   (2)(,3) RF Micro Devices, Inc.                                     91,000
       4,800    (2)    RSA Security, Inc.                                         73,776
       1,649   (2)(,3) RadiSys Corp.                                              29,649
       2,300    (2)    Radiant Systems, Inc.                                      32,200
       7,400   (2)(,3) Rambus, Inc.                                               216,376
       8,800   (2)(,3) RealNetworks, Inc.                                         70,840
       2,500   (2)(,3) Redback Networks, Inc.                                     42,125
        579     (3)    Renaissance Learning, Inc.                                  9,449
       1,100   (2)(,3) RightNow Technologies, Inc.                                17,534
       1,100    (2)    Rimage Corp.                                               35,992
       1,200   (2)(,3) Rofin-Sinar Technologies, Inc.                             57,300
       1,316   (2)(,3) Rogers Corp.                                               61,997
       1,078   (2)(,3) Rudolph Technologies, Inc.                                 16,483
       5,500   (2)(,3) S1 Corp.                                                   22,935
       2,458   (2)(,3) SERENA Software, Inc.                                      58,033
        800     (2)    SI International, Inc.                                     24,328
       1,116    (2)    SPSS, Inc.                                                 35,980
        100    (2)(,3) SSA Global Technologies, Inc.                               1,740
       1,920   (2)(,3) Safenet, Inc.                                              60,326
       6,300   (2)(,3) Sapient Corp.                                              41,580
       1,000   (2)(,3) ScanSource, Inc.                                           58,810
       2,703   (2)(,3) SeaChange International, Inc.                              22,489
       3,852   (2)(,3) Secure Computing Corp.                                     56,085
       1,243   (2)(,3) Semitool, Inc.                                             16,967
       5,300   (2)(,3) Semtech Corp.                                              102,184
       2,700   (2)(,3) SiRF Technology Holdings, Inc.                             90,963
       2,700    (2)    Sigmatel Inc.                                              34,506
       6,206   (2)(,3) Silicon Image, Inc.                                        71,803
       3,100   (2)(,3) Silicon Laboratories, Inc.                                 152,613
       6,900   (2)(,3) Silicon Storage Technology                                 33,258
      12,400   (2)(,3) Skyworks Solutions, Inc.                                   65,472
       2,200    (2)    Sohu.com, Inc.                                             44,814
       2,000   (2)(,3) Sonic Solutions                                            33,500
       4,164    (2)    Sonicwall, Inc.                                            34,311
      18,400   (2)(,3) Sonus Networks, Inc.                                       86,112
       2,200   (2)(,3) Spatialight, Inc.                                           5,588
       1,727    (3)    SpectraLink Corp.                                          21,328
       1,222    (2)    Standard Microsystems Corp.                                42,086
       1,280    (3)    StarTek, Inc.                                              25,984
       1,900    (2)    Stellent, Inc.                                             20,767
        200     (2)    StorageNetworks, Inc.                                         0
        850    (2)(,3) Stratasys, Inc.                                            22,049
        600    (2)(,3) SunPower Corp., Class A                                    23,982
        900     (2)    Superior Essex, Inc.                                       20,601
        731    (2)(,3) Supertex, Inc.                                             21,923
       3,400   (2)(,3) Support.com, Inc.                                          14,824
      13,600    (2)    Sycamore Networks, Inc.                                    67,320
       2,000   (2)(,3) Sykes Enterprises, Inc.                                    26,000
       4,200   (2)(,3) Symmetricom, Inc.                                          41,538
       1,700    (2)    Synaptics, Inc.                                            46,784
        300    (2)(,3) Synnex Corp.                                                5,589
        565            Syntel, Inc.                                               12,176
       4,199   (2)(,3) THQ, Inc.                                                  110,224
        700    (2)(,3) TNS, Inc.                                                  14,378
       3,100    (2)    TTM Technologies                                           32,240
       2,430           Talx Corp.                                                 76,156
       5,300   (2)(,3) Taser International, Inc.                                  49,767
       3,038    (3)    Technitrol, Inc.                                           61,854
       3,700   (2)(,3) Tekelec, Inc.                                              57,905
       3,900   (2)(,3) Telkonet, Inc.                                             14,469
       6,000   (2)(,3) Terayon Communication Systems, Inc.                        14,340
       2,230   (2)(,3) Terremark Worldwide, Inc.                                  11,485
       3,200    (2)    Tessera Technologies, Inc.                                 103,296
      14,700    (2)    Tibco Software, Inc.                                       117,453
      10,400   (2)(,3) TranSwitch Corp.                                           18,824
       3,041    (2)    Transaction Systems Architects, Inc., Class A              100,323
        400    (2)(,3) Travelzoo, Inc.                                             8,248
       3,900   (2)(,3) Trident Microsystems, Inc.                                 101,868
      10,812   (2)(,3) Triquint Semiconductor, Inc.                               52,763
       2,700   (2)(,3) Tyler Technologies, Inc.                                   23,490
       8,100   (2)(,3) UTStarcom, Inc.                                            56,781
        987    (2)(,3) Ulticom, Inc.                                               9,988
       1,600   (2)(,3) Ultimate Software Group, Inc.                              34,960
       1,943   (2)(,3) Ultratech Stepper, Inc.                                    37,306
       4,300           United Online, Inc.                                        58,781
       1,590   (2)(,3) Universal Display Corp.                                    21,131
       1,400   (2)(,3) VASCO Data Security International, Inc.                    15,316
       6,500    (2)    ValueClick, Inc.                                           122,330
       2,446   (2)(,3) Varian Semiconductor Equipment Associates, Inc.            121,150
       1,541   (2)(,3) Veeco Instruments, Inc.                                    33,517
       1,600    (2)    Verifone Holdings, Inc.                                    40,832
       1,000   (2)(,3) Verint Systems, Inc.                                       36,250
       1,774   (2)(,3) ViaSat, Inc.                                               44,705
       1,710   (2)(,3) Vignette Corp.                                             28,967
        919    (2)(,3) Viisage Technology, Inc.                                   16,514
        600    (2)(,3) Virage Logic Corp.                                          6,522
      17,100    (2)    Vitesse Semiconductor Corp.                                44,460
        900    (2)(,3) Volterra Semiconductor Corp.                               16,884
       2,600   (2)(,3) WebEx Communications, Inc.                                 63,128
       1,888    (2)    Websense, Inc.                                             124,476
       4,800   (2)(,3) Westell Technologies, Inc., Class A                        21,360
       5,600    (2)    Wind River Systems, Inc.                                   74,928
       1,900   (2)(,3) Witness Systems, Inc.                                      37,886
       3,100    (2)    Wright Express Corp.                                       78,864
       1,706    (3)    X-Rite, Inc.                                               20,284
       3,825   (2)(,3) Zhone Technologies, Inc.                                    8,798
       3,893    (2)    Zoran Corp.                                                76,342
       4,500   (2)(,3) aQuantive, Inc.                                            117,045
       1,400    (2)    eCollege.com                                               28,070
       3,700    (2)    eFunds Corp.                                               87,246
       3,500    (2)    iPass, Inc.                                                27,265
       1,200    (2)    iPayment Holdings, Inc.                                    49,968
       2,800   (2)(,3) iVillage, Inc.                                             21,056
       1,900   (2)(,3) j2 Global Communications, Inc.                             90,725
       4,300   (2)(,3) webMethods, Inc.                                           33,153
                       TOTAL                                                    18,802,435
                       Materials--4.6%
       8,600   (2)(,3) AK Steel Holding Corp.                                     98,986
       1,666           AMCOL International Corp.                                  44,949
       2,400    (2)    Aleris International, Inc.                                 99,888
        900            American Vanguard Corp.                                    23,229
       1,893           Arch Chemicals, Inc.                                       58,683
        450            Balchem Corp.                                              10,058
       3,700    (3)    Bowater, Inc.                                              101,158
       1,455    (2)    Brush Engineered Materials, Inc.                           31,326
       2,290    (2)    Buckeye Technologies, Inc.                                 21,572
       3,400           CF Industries Holdings, Inc.                               57,834
       3,351    (3)    Calgon Carbon Corp.                                        24,328
       2,753   (2)(,3) Caraustar Industries, Inc.                                 29,953
       1,957    (3)    Carpenter Technology Corp.                                 177,226
        400    (2)(,3) Castle (A.M.) & Co.                                        12,060
       1,870    (2)    Century Aluminium Co.                                      63,730
       2,006    (2)    Chaparral Steel Co.                                        82,346
       1,329           Chesapeake Corp.                                           20,600
       1,640    (3)    Cleveland Cliffs, Inc.                                     176,874
      19,900   (2)(,3) Coeur d'Alene Mines Corp.                                  103,082
       4,112    (3)    Commercial Metals Corp.                                    194,621
       1,200    (3)    Compass Minerals International, Inc.                       29,544
        792            Deltic Timber Corp.                                        41,984
       1,198    (3)    Eagle Materials, Inc.                                      195,142
       3,501    (3)    Ferro Corp.                                                68,865
       2,336           Fuller (H.B.) Co.                                          88,277
       2,383    (3)    Georgia Gulf Corp.                                         81,499
       1,918           Gibraltar Industries, Inc.                                 51,844
       2,657    (3)    Glatfelter (P.H.) Co.                                      37,783
       5,300   (2)(,3) Grace (W.R.) & Co.                                         66,091
       5,100   (2)(,3) Graphic Packaging Corp.                                    13,872
       1,084           Greif Brothers Corp., Class A                              70,590
       3,400   (2)(,3) Headwaters, Inc.                                           117,300
      10,800   (2)(,3) Hecla Mining Co.                                           57,024
       9,000   (2)(,3) Hercules, Inc.                                             105,390
        584            Kronos Worldwide, Inc.                                     18,338
       2,072           MacDermid, Inc.                                            62,471
       1,300    (2)    Mercer International, Inc.                                 10,660
       1,500    (3)    Metal Management, Inc.                                     41,895
       1,563           Minerals Technologies, Inc.                                87,325
       2,059           Myers Industries, Inc.                                     30,885
        622     (3)    NL Industries, Inc.                                         8,378
       1,500           NN, Inc.                                                   19,380
        900     (3)    Neenah Paper, Inc.                                         26,370
       1,000    (2)    Newmarket Corp.                                            28,550
       2,200    (2)    OM Group, Inc.                                             47,322
       1,000           Octel Corp.                                                20,260
       5,423           Olin Corp.                                                 111,172
       2,600   (2)(,3) Oregon Steel Mills, Inc.                                   107,042
       1,100    (2)    Pioneer Cos., Inc.                                         34,100
       7,142    (2)    Polyone Corp.                                              51,137
       1,637           Quanex Corp.                                               101,674
       1,677    (2)    RTI International Metals                                   75,884
       2,186           Reliance Steel & Aluminum Co.                              173,787
        500     (3)    Roanoke Electric Corp.                                     14,120
       2,104           Rock-Tenn Co.                                              29,414
       1,700   (2)(,3) Rockwood Holdings, Inc.                                    36,091
       1,100    (3)    Royal Gold, Inc.                                           42,999
       1,467    (3)    Ryerson Tull, Inc.                                         45,301
       1,300    (3)    Schnitzer Steel Industries, Inc., Class A                  43,472
       2,859           Schulman (A.), Inc.                                        70,474
       1,393           Schweitzer-Mauduit International, Inc.                     37,082
       3,663           Sensient Technologies Corp.                                69,450
       1,800           Silgan Holdings, Inc.                                      68,148
       2,047           Spartech Corp.                                             49,189
       2,656    (3)    Steel Dynamics, Inc.                                       123,292
       1,300           Steel Technologies, Inc.                                   37,843
        430            Stepan Co.                                                 11,395
       3,090    (2)    Stillwater Mining Co.                                      44,805
       2,501   (2)(,3) Symyx Technologies, Inc.                                   69,178
       6,200   (2)(,3) Terra Industries, Inc.                                     42,780
       1,406           Texas Industries, Inc.                                     75,657
        900    (2)(,3) Titanium Metals Corp.                                      68,121
        600     (3)    Tronox, Inc., Class A                                       8,958
       3,495    (3)    Wausau-Mosinee Paper Corp.                                 44,561
       3,203    (3)    Wellman, Inc.                                              22,741
        700     (3)    Westlake Chemical Corp.                                    21,980
       1,000   (2)(,3) Wheeling Pittsburgh Corp.                                  14,870
       4,900           Worthington Industries, Inc.                               101,087
       1,300   (2)(,3) Zoltek Cos., Inc.                                          17,433
                       TOTAL                                                     4,724,779
                       Telecommunication Services--1.3%
       1,900    (3)    Alaska Communications Systems Holdings, Inc.               18,791
        500    (2)(,3) Arbinet Holdings, Inc.                                      3,280
       4,060   (2)(,3) Broadwing Corp.                                            35,931
       1,440           CT Communications, Inc.                                    19,699
       1,327    (2)    Centennial Cellular Corp., Class A                         12,514
      19,100    (2)    Cincinnati Bell, Inc.                                      66,850
       1,502    (3)    Commonwealth Telephone Enterprises, Inc.                   50,122
       1,300           Consolidated Communications Holdings, Inc.                 16,471
      10,200    (2)    Dobson Communications Corp., Class A                       75,684
       2,100           FairPoint Communications, Inc.                             24,717
       4,376    (2)    General Communications, Inc., Class A                      47,480
       1,457    (3)    Golden Telecom, Inc.                                       42,224
       3,800   (2)(,3) IDT Corp., Class B                                         46,930
       1,600   (2)(,3) Inphonic, Inc.                                             13,472
       2,200           Iowa Telecommunication Services, Inc.                      37,136
      52,100   (2)(,3) Level 3 Communications, Inc.                               195,375
       1,400    (2)    NeuStar, Inc., Class A                                     40,614
       1,129           North Pittsburgh Systems, Inc.                             22,501
       4,800   (2)(,3) Premiere Global Services, Inc.                             43,152
       3,895    (2)    Price Communications Corp.                                 58,853
       6,510    (2)    SBA Communications Corp.                                   142,244
        500            Shenandoah Telecommunications Co.                          23,120
       1,200    (3)    SureWest Communications                                    33,588
       1,400    (2)    Syniverse Holdings, Inc.                                   33,614
       2,666   (2)(,3) TALK America Holdings, Inc.                                25,647
       4,100   (2)(,3) Time Warner Telecom, Inc.                                  44,280
       2,240   (2)(,3) USA Mobility, Inc.                                         62,653
       6,300    (2)    UbiquiTel, Inc.                                            61,677
       2,300    (3)    Valor Communications Group                                 27,117
       3,700   (2)(,3) Wireless Facilities, Inc.                                  19,758
                       TOTAL                                                     1,345,494
                       Utilities--2.1%
       1,800           Allete, Inc.                                               79,722
       1,379    (3)    American States Water Co.                                  43,439
      27,599    (2)    Aquila, Inc.                                               100,736
       2,885           Avista Corp.                                               55,132
       2,100           Black Hills Corp.                                          74,760
       1,304           CH Energy Group, Inc.                                      61,158
       1,327    (3)    California Water Service Group                             56,331
       1,452    (3)    Cascade Natural Gas Corp.                                  29,243
       1,000    (3)    Central VT Public Service Corp.                            19,350
       3,080           Cleco Corp.                                                67,544
        650     (3)    Connecticut Water Service, Inc.                            15,766
       5,000           Duquesne Light Holdings, Inc.                              89,900
       3,215    (2)    El Paso Electric Co.                                       65,843
       2,361    (3)    Empire Distribution Electric Co.                           52,532
        800     (3)    EnergySouth, Inc.                                          23,912
       1,100    (3)    ITC Holdings Corp.                                         29,920
       2,700    (3)    Idacorp, Inc.                                              85,482
       1,697           Laclede Group, Inc.                                        55,356
       1,542           MGE Energy, Inc.                                           53,214
       1,033    (3)    Middlesex Water Co.                                        19,596
       3,000    (3)    NICOR, Inc.                                                122,700
       2,121           New Jersey Resources Corp.                                 96,399
       2,096           Northwest Natural Gas Co.                                  74,597
       2,171           Otter Tail Power Co.                                       66,433
       2,400    (3)    Peoples Energy Corp.                                       89,328
        582            SJW Corp.                                                  29,682
      14,266   (2)(,3) Sierra Pacific Resources                                   188,311
       1,664    (3)    South Jersey Industries, Inc.                              48,922
       2,878           Southwest Gas Corp.                                        79,577
       2,372    (3)    Southwest Water Co.                                        36,955
       1,365           UIL Holdings Corp.                                         65,984
       2,706    (3)    UniSource Energy Corp.                                     83,697
       3,200    (3)    WGL Holdings, Inc.                                         99,776
                       TOTAL                                                     2,161,297
                       TOTAL COMMON STOCKS (IDENTIFIED COST $61,159,976)        96,820,103

                       PREFERRED STOCK--0.0%
                       Health Care--0.0%
        76             Genesis Health Ventures, Inc., Pfd. (IDENTIFIED
                       COST $28,732)                                                 0

                       U.S. TREASURY--1.0%
 $   1,020,000  (4)    United States Treasury Bill, 4/13/2006
                       (IDENTIFIED COST $1,011,571)                              1,011,571

                       MUTUAL FUND--0.0%
                       Financials--0.0%
        900     (3)    Gladstone Capital Corp. (IDENTIFIED COST $16,245)          18,126

                       REPURCHASE AGREEMENTS--29.3%
 $   5,456,000         Interest in $1,760,000,000 joint repurchase
                       agreement 4.46%, dated 1/31/2006, under which
                       Deutsche Bank Securities, Inc. will repurchase
                       U.S. Government Agency securities with various
                       maturities to 1/15/2046 for $1,760,218,044 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,806,205,318.                                           5,456,000
    12,000,000         Interest in $1,400,000,000 joint repurchase
                       agreement 4.47%, dated 1/31/2006, under which
                       Barclays Capital, Inc. will repurchase U.S.
                       Government Agency securities with various
                       maturities to 12/19/2025 for $1,400,173,833 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,428,000,907 (held as collateral for
                       securities lending).                                     12,000,000
    12,825,000         Interest in $2,000,000,000 joint repurchase
                       agreement 4.47%, dated 1/31/2006, under which
                       Bear Stearns and Co., Inc. will repurchase U.S.
                       Government Agency securities with various
                       maturities to 1/1/2036 for $2,000,248,333 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $2,044,906,334 (held as collateral for
                       securities lending).                                     12,825,000
                       TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)          30,281,000
                       TOTAL INVESTMENTS --- 124.0%
                       (IDENTIFIED COST $92,497,524)(5)                         128,130,800
                       OTHER ASSETS AND LIABILITIES --- NET --- (24.0)%        (24,761,970)
                       TOTAL NET ASSETS --- 100%                            $   103,368,830

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $5,893,600 at January 31, 2006, which represents 5.7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.4%.

     At January 31, 2006, the Fund had the following open futures contracts

                          Number of   Notional      Expiration        Unrealized
       Contracts          Contracts    Value         Date           Appreciation

       Russell 2000       16          $5,893,600   March 2006          $185,262
       Index Futures

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 At January 31, 2006, the cost of investments for federal tax purposes was $92,497,524. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $35,633,276. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,818,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,185,460.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006